Schedule of Investments (Unaudited) December 31, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡

CHINA — 99.9%
Communication Services — 0.7%
China South Publishing & Media Group, Cl A	35,700	$61,199
G-bits Network Technology Xiamen, Cl A	2,000	85,710
		146,909
Consumer Discretionary — 10.0%
Chongqing Department Store, Cl A	12,500	53,570
Dashang, Cl A	7,600	29,887
Great Wall Motor, Cl A	60,900	77,380
Guangdong Xinbao Electrical Appliances Holdings, Cl A	16,200	38,354
Haier Smart Home, Cl A	176,700	494,699
Hisense Home Appliances Group, Cl A	21,200	37,529
Jason Furniture Hangzhou, Cl A	8,500	55,807
Joyoung, Cl A	14,800	53,462
KingClean Electric, Cl A	3,700	12,574
Lao Feng Xiang, Cl A	6,400	43,747
Loncin Motor, Cl A	51,700	27,687
Markor International Home Furnishings, Cl A	64,000	40,705
Midea Group, Cl A	132,976	1,112,086
Shandong Linglong Tyre, Cl A	23,900	78,681
Wuchan Zhongda Group, Cl A	88,000	66,330
Zhejiang Hangmin, Cl A	27,296	24,807
Zhejiang Meida Industrial, Cl A	12,800	24,552
		2,271,857
Consumer Staples — 11.9%
Chacha Food, Cl A	12,800	62,427
Heilongjiang Agriculture, Cl A	36,300	50,761
Henan Shuanghui Investment & Development, Cl A	47,900	199,642
Inner Mongolia Yili Industrial Group, Cl A	269,800	1,198,483
New Hope Liuhe, Cl A	110,500	316,501
Wens Foodstuffs Group	182,500	880,383
		2,708,197
Energy — 2.1%
China Shenhua Energy, Cl A	167,601	439,146
Huolinhe Opencut Coal Industry of Inner Mongolia, Cl A	28,600	35,559
		474,705
Financials — 43.3%
Agricultural Bank of China, Cl A	1,927,300	1,021,046
Bank of China, Cl A	1,054,700	558,759
Bank of Communications, Cl A	1,373,100	1,109,890
China Construction Bank, Cl A	333,400	346,078
China Life Insurance, Cl A	82,167	411,357
China Merchants Bank, Cl A	208,200	1,123,329

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CITIC Securities, Cl A	355,032	$1,289,607
GF Securities, Cl A	148,100	322,560
Huatai Securities, Cl A	184,498	537,986
Industrial & Commercial Bank of China, Cl A	1,081,900	913,343
Industrial Bank, Cl A	394,700	1,122,024
Ping An Insurance Group of China, Cl A	88,159	1,081,681
		9,837,660
Health Care — 1.1%
China Animal Healthcare *(A)(B)(C)	4,000	—
Guangxi Liuzhou Pharmaceutical, Cl A	9,200	44,434
Shandong Buchang Pharmaceuticals, Cl A	29,210	86,475
Yifan Pharmaceutical, Cl A	35,800	83,523
Zhejiang Jingxin Pharmaceutical, Cl A	29,200	45,025
		259,457
Industrials — 15.1%
China Gezhouba Group, Cl A	135,700	130,145
China National Chemical Engineering, Cl A	97,500	90,149
China Railway Construction, Cl A	227,900	331,781
China Railway Group, Cl A	412,000	351,361
China Southern Airlines, Cl A	180,800	186,377
China State Construction Engineering, Cl A	1,055,900	851,978
Daqin Railway, Cl A	301,179	355,007
Fujian Longma Environmental Sanitation Equipment, Cl A	14,800	23,203
Hangxiao Steel Structure, Cl A	67,400	27,288
Hefei Meiya Optoelectronic Technology, Cl A	13,300	74,662
Henan Zhongyuan Expressway, Cl A	44,600	28,175
Jiangsu Expressway, Cl A	25,100	40,433
Shanghai Construction Group, Cl A	224,000	113,847
Shanghai International Port Group, Cl A	165,384	137,006
Shanghai Pudong Road & Bridge Construction, Cl A	40,000	36,467
Shanghai Tongji Science & Technology Industrial, Cl A	25,900	34,619
Shanghai Tunnel Engineering, Cl A	94,900	82,295
Sieyuan Electric, Cl A	26,700	52,785
TangShan Port Group, Cl A	149,200	55,694
TBEA, Cl A	188,000	179,494
Titan Wind Energy Suzhou, Cl A	44,700	40,560
Zhejiang Yankon Group, Cl A	42,100	28,711
Zhengzhou Yutong Bus, Cl A	68,500	140,144
Zhuzhou Kibing Group, Cl A	81,200	64,003
		3,456,184
Information Technology — 1.3%
Hanergy Thin Film Power Group *(A)(B)(C)	65,064	—
Hangzhou First Applied Material, Cl A	5,200	36,284

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CICC China Leaders 100 Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MLS, Cl A	19,200	$37,517
Shengyi Technology, Cl A	59,600	179,010
Skyworth Digital, Cl A	19,800	34,084
		286,895
Materials — 2.8%
China Lumena New Materials *(A)(B)(C)	28,720	—
CSG Holding	61,147	43,983
Jiangsu Yangnong Chemical, Cl A	9,300	91,636
Shenzhen Jinjia Group, Cl A	42,730	69,998
Tianhe Chemicals Group *(A)(B)(C)	40,000	—
Zhejiang Yongtai Technology, Cl A	31,500	44,773
Zijin Mining Group, Cl A	591,800	389,993
		640,383
Real Estate — 10.4%
China Fortune Land Development, Cl A	76,200	313,983
China Vanke, Cl A	243,400	1,124,543
Financial Street Holdings, Cl A	60,432	70,452
Hangzhou Binjiang Real Estate Group, Cl A	79,600	56,227
Huafa Industrial Zhuhai, Cl A	85,100	95,667
Oceanwide Holdings, Cl A	78,400	51,215
RiseSun Real Estate Development, Cl A	88,547	124,968
Seazen Holdings, Cl A	45,400	252,383
Shanghai Lujiazui Finance & Trade Zone Development, Cl A	44,900	87,091
Zhejiang China Commodities City Group, Cl A	137,377	76,330
Zhongtian Financial Group, Cl A	214,550	102,575
		2,355,434
Utilities — 1.2%
Guangxi Guiguan Electric Power, Cl A	119,700	84,037
Hubei Energy Group, Cl A	97,400	58,313
Shenergy, Cl A	123,200	102,768
Shenzhen Gas, Cl A	29,400	33,051
		278,169
TOTAL COMMON STOCK
(Cost $21,515,139)		22,715,850

TOTAL INVESTMENTS — 99.9%
(Cost $21,515,139)		22,715,850
OTHER ASSETS LESS LIABILITIES – 0.1%		21,396
NET ASSETS - 100%		$22,737,246

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CICC China Leaders 100 Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2019 was $0 and represents 0.0% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2019 was $0 and represents 0.0% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$146,909	$—	$—	$146,909
Consumer Discretionary	2,271,857	—	—	2,271,857
Consumer Staples	2,708,197	—	—	2,708,197
Energy	474,705	—	—	474,705
Financials	9,837,660	—	—	9,837,660
Health Care	259,457	—	—	259,457
Industrials	3,456,184	—	—	3,456,184
Information Technology	286,895	—	—	286,895
Materials	640,383	—	—	640,383
Real Estate	2,355,434	—	—	2,355,434
Utilities	278,169	—	—	278,169
Total Common Stock	22,715,850	—	—	22,715,850
Total Investments in Securities	$22,715,850	$—	$—	$22,715,850

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

KRS-QH-001-1300

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — 99.9%‡

CHINA — 86.8%
Communication Services — 45.9%
58.com ADR *	1,070,643	$69,302,721
Autohome ADR *	600,741	48,065,287
Baidu ADR *	1,076,215	136,033,576
Bilibili ADR * (A)	2,338,895	43,550,225
Bitauto Holdings ADR *	384,315	5,703,235
DouYu International Holdings ADR	1,538,607	13,032,001
HUYA ADR * (A)	757,118	13,590,268
iQIYI ADR * (A)	3,119,115	65,844,518
JOYY ADR *	696,917	36,790,249
Momo ADR	1,808,138	60,572,623
NetEase ADR	239,717	73,506,821
Qutoutiao ADR (A)	1,557,178	5,309,977
SINA *	732,818	29,261,423
Sogou ADR * (A)	1,253,906	5,705,272
So-Young International ADR	656,950	8,027,929
Tencent Holdings	3,568,075	171,997,352
Tencent Music Entertainment Group ADR *	3,487,544	40,943,766
Weibo ADR * (A)	732,456	33,949,336
		861,186,579
Consumer Discretionary — 34.4%
Alibaba Group Holding ADR *	891,659	189,120,874
Baozun ADR * (A)	458,790	15,195,125
GSX Techedu ADR	1,008,245	22,040,236
JD.com ADR *	3,235,216	113,976,660
Pinduoduo ADR *	1,904,949	72,045,171
TAL Education Group ADR *	1,590,421	76,658,292
Trip.com Group ADR	2,168,986	72,747,791
Uxin ADR (A)	2,835,373	6,407,943
Vipshop Holdings ADR *	5,062,314	71,732,989
Yunji ADR (A)	1,095,535	5,017,550
		644,942,631
Financials — 3.9%
360 Finance ADR	727,181	7,104,558
Fanhua ADR (A)	584,562	15,181,075
FinVolution Group ADR	2,008,977	5,323,789
LexinFintech Holdings ADR *	1,247,518	17,328,025
Qudian ADR * (A)	2,799,497	13,185,631
ZhongAn Online P&C Insurance, Cl H * (A)	3,966,000	14,302,805
		72,425,883

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CSI China Internet ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.5%
51job ADR *	327,642	$27,816,806

Information Technology — 1.1%
Kingsoft	8,064,000	20,905,670
TOTAL CHINA		1,627,277,569

HONG KONG — 13.1%
Communication Services — 2.6%
Alibaba Pictures Group *	141,754,000	24,924,020
China Literature * (A)	4,154,200	17,327,383
NetDragon Websoft Holdings	2,803,315	6,591,125
		48,842,528
Consumer Discretionary — 9.8%
Koolearn Technology Holding * (A)	3,858,000	9,209,528
Maoyan Entertainment * (A)	6,477,000	11,920,247
Meituan Dianping, Cl B *	11,166,000	146,027,285
Tongcheng-Elong Holdings *	9,576,000	17,181,201
		184,338,261
Financials — 0.3%
Yixin Group *	26,584,500	5,902,511
Information Technology — 0.4%
Weimob *	16,062,000	6,988,139
TOTAL HONG KONG		246,071,439
TOTAL COMMON STOCK
(Cost $1,772,582,799)		1,873,349,008
SHORT-TERM INVESTMENT(B)(C) — 7.3%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500%	137,367,872	137,367,872
TOTAL SHORT-TERM INVESTMENT
(Cost $137,367,872)		137,367,872
TOTAL INVESTMENTS — 107.2%
(Cost $1,909,950,671)		2,010,716,880
OTHER ASSETS LESS LIABILITIES – (7.2)%		(134,829,652)
NET ASSETS - 100%		$1,875,887,228

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CSI China Internet ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $132,187,378.
(B)	The rate shown is the 7-day effective yield as of December 31, 2019.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2019 was $137,367,872.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-002-1300

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — 100.0%‡

CHINA — 100.0%
Communication Services — 2.5%
Beijing Enlight Media, Cl A	442,860	$750,271
China Film, Cl A	234,821	513,123
China South Publishing & Media Group, Cl A	235,048	402,931
China United Network Communications, Cl A	4,685,720	3,962,426
Chinese Universe Publishing and Media Group, Cl A	208,036	406,505
CITIC Guoan Information Industry, Cl A	591,671	300,714
Focus Media Information Technology, Cl A	2,215,729	1,991,409
G-bits Network Technology Xiamen, Cl A	10,808	463,175
Giant Network Group, Cl A	203,680	528,124
Mango Excellent Media, Cl A	223,934	1,123,986
NanJi E-Commerce, Cl A *	370,620	580,528
Oriental Pearl Group, Cl A	518,206	696,382
Perfect World, Cl A	195,134	1,236,616
Wanda Film Holding, Cl A	313,750	817,579
Wuhu Sanqi Interactive Entertainment Network Technology Group, Cl A	318,804	1,232,621
Youzu Interactive, Cl A	134,127	448,107
		15,454,497
Consumer Discretionary — 6.7%
BAIC BluePark New Energy Technology, Cl A *	527,400	442,204
BTG Hotels Group, Cl A	149,075	441,116
BYD, Cl A	273,604	1,872,566
Changzhou Xingyu Automotive Lighting Systems, Cl A	41,701	568,654
China Grand Automotive Services Group, Cl A	1,231,811	576,542
China International Travel Service, Cl A	294,707	3,763,621
Chongqing Changan Automobile, Cl A	588,820	847,916
Fuyao Glass Industry Group, Cl A	302,389	1,041,516
Gree Electric Appliances of Zhuhai, Cl A	454,077	4,275,338
Guangzhou Automobile Group, Cl A	359,196	602,859
Haier Smart Home, Cl A	920,468	2,576,991
Hangzhou Robam Appliances, Cl A	143,226	695,243
HLA, Cl A	333,433	367,654
Huayu Automotive Systems, Cl A	475,879	1,775,711
Liaoning Cheng Da, Cl A *	230,909	504,906
Midea Group, Cl A	523,740	4,380,071
NavInfo, Cl A	296,279	684,851
Ningbo Joyson Electronic, Cl A *	196,275	504,415
Oppein Home Group, Cl A	42,291	710,401
SAIC Motor, Cl A	1,175,827	4,026,255
Shandong Linglong Tyre, Cl A	162,195	533,963
Shanghai Jinjiang International Hotels Development, Cl A	100,900	415,905
Shanghai Yuyuan Tourist Mart Group, Cl A	488,269	549,598
Shenzhen Overseas Chinese Town, Cl A	1,238,175	1,384,806

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Songcheng Performance Development, Cl A	219,236	$972,927
Suning.com, Cl A	1,405,433	2,040,003
Suofeiya Home Collection, Cl A	137,684	414,130
TCL, Cl A	2,045,400	1,312,669
Visual China Group, Cl A	105,800	261,874
Wanxiang Qianchao, Cl A	415,573	320,399
Weifu High-Technology Group, Cl A	126,274	345,365
Wuchan Zhongda Group, Cl A	764,130	575,965
Zhejiang Semir Garment, Cl A	226,700	321,246
Zhejiang Supor, Cl A	82,594	910,471
Zhejiang Wanfeng Auto Wheel, Cl A	330,166	331,818
		41,349,969
Consumer Staples — 14.2%
Angel Yeast, Cl A	91,081	401,062
Anhui Gujing Distillery, Cl A	57,950	1,130,853
Anhui Kouzi Distillery, Cl A	90,600	714,248
Beijing Dabeinong Technology Group, Cl A	640,500	457,950
Beijing Shunxin Agriculture, Cl A	111,926	846,538
Beijing Yanjing Brewery, Cl A	425,424	398,235
By-health, Cl A	238,919	558,781
Chongqing Brewery, Cl A	73,081	545,184
Chongqing Fuling Zhacai Group, Cl A	119,200	457,451
Foshan Haitian Flavouring & Food, Cl A	331,958	5,123,910
Fujian Sunner Development, Cl A	155,889	538,941
Guangdong Haid Group, Cl A	188,121	972,320
Heilongjiang Agriculture, Cl A	206,400	288,628
Henan Shuanghui Investment & Development, Cl A	415,109	1,730,130
Inner Mongolia Yili Industrial Group, Cl A	906,060	4,024,823
Jiangsu King’s Luck Brewery JSC, Cl A	189,407	889,772
Jiangsu Yanghe Brewery Joint-Stock, Cl A	227,509	3,609,361
Jiangxi Zhengbang Technology, Cl A	369,061	858,386
Jonjee Hi-Tech Industrial And Commercial Holding, Cl A	108,851	614,960
Juewei Food, Cl A	78,300	522,176
Kweichow Moutai, Cl A	189,248	32,142,938
Laobaixing Pharmacy Chain JSC, Cl A	43,229	397,711
Luzhou Laojiao, Cl A	221,075	2,751,237
Muyuan Foodstuff, Cl A	262,308	3,343,837
New Hope Liuhe, Cl A	636,392	1,822,792
Shanghai Jahwa United, Cl A	101,300	449,986
Shanxi Xinghuacun Fen Wine Factory, Cl A	131,526	1,693,845
Sichuan Swellfun, Cl A	73,763	548,048
Tech-Bank Food, Cl A	175,024	315,363
Toly Bread, Cl A	72,640	442,610
Tongwei, Cl A	586,080	1,104,819
Tsingtao Brewery, Cl A	96,424	706,033

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Wens Foodstuffs Group	788,729	$3,804,842
Wuliangye Yibin, Cl A	585,933	11,189,271
Yifeng Pharmacy Chain, Cl A	51,000	536,129
Yonghui Superstores, Cl A	1,444,751	1,563,989
Yuan Longping High-tech Agriculture, Cl A	164,688	347,812
		87,844,971
Energy — 2.2%
China Merchants Energy Shipping, Cl A	915,800	1,086,051
China Petroleum & Chemical, Cl A	3,737,184	2,741,794
China Shenhua Energy, Cl A	602,378	1,578,343
COSCO SHIPPING Energy Transportation, Cl A	413,004	378,307
Guanghui Energy, Cl A	1,025,605	487,391
Offshore Oil Engineering, Cl A	605,287	641,338
PetroChina, Cl A	2,369,495	1,983,325
Shaanxi Coal Industry, Cl A	1,209,269	1,560,818
Shandong Xinchao Energy, Cl A *	1,026,600	309,521
Shanxi Lu’an Environmental Energy Development, Cl A	451,562	470,678
Shanxi Meijin Energy, Cl A *	618,800	837,783
Shanxi Xishan Coal & Electricity Power, Cl A	475,646	418,614
Yantai Jereh Oilfield Services Group, Cl A	144,606	767,340
Yanzhou Coal Mining, Cl A	372,400	564,603
		13,825,906
Financials — 26.8%
Agricultural Bank of China, Cl A	10,992,707	5,823,721
Anxin Trust, Cl A	825,631	526,306
Avic Capital, Cl A	1,355,052	943,555
Bank of Beijing, Cl A	3,191,652	2,602,756
Bank of Chengdu, Cl A	545,300	710,088
Bank of China, Cl A	5,186,200	2,747,547
Bank of Communications, Cl A	5,848,514	4,727,412
Bank of Guiyang, Cl A	485,727	666,684
Bank of Hangzhou, Cl A	774,379	1,018,400
Bank of Jiangsu, Cl A	1,742,664	1,811,431
Bank of Nanjing, Cl A	1,280,409	1,612,196
Bank of Ningbo, Cl A	849,616	3,433,765
Bank of Shanghai, Cl A	2,144,486	2,921,857
Bohai Leasing, Cl A *	933,600	509,347
Caitong Securities, Cl A	541,809	882,122
Changjiang Securities, Cl A	834,705	855,659
China CITIC Bank, Cl A	856,706	758,903
China Construction Bank, Cl A	1,388,926	1,441,740
China Everbright Bank, Cl A	6,009,584	3,804,981
China Life Insurance, Cl A	419,139	2,098,358
China Merchants Bank, Cl A	3,114,027	16,801,524

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
China Merchants Securities, Cl A	863,329	$2,267,042
China Minsheng Banking, Cl A	5,284,510	4,787,443
China Pacific Insurance Group, Cl A	949,038	5,155,897
CITIC Securities, Cl A	1,485,143	5,394,589
CSC Financial, Cl A	417,700	1,823,088
Dongxing Securities, Cl A	416,280	785,327
East Money Information, Cl A	1,013,720	2,295,193
Everbright Securities, Cl A	589,733	1,109,165
First Capital Securities, Cl A	528,708	628,515
Founder Securities, Cl A	1,242,661	1,546,825
GF Securities, Cl A	893,528	1,946,092
Guosen Securities, Cl A	618,916	1,115,180
Guotai Junan Securities, Cl A	1,134,581	3,011,910
Guoyuan Securities, Cl A	508,023	676,134
Haitong Securities, Cl A	1,221,587	2,711,461
Hithink RoyalFlush Information Network, Cl A	81,200	1,272,009
Huaan Securities, Cl A	546,654	572,934
Huatai Securities, Cl A	1,110,695	3,238,726
Huaxi Securities, Cl A	396,231	626,333
Huaxia Bank, Cl A	1,935,687	2,131,572
Hubei Biocause Pharmaceutical, Cl A	745,841	753,856
Industrial & Commercial Bank of China, Cl A	8,047,826	6,793,998
Industrial Bank, Cl A	3,135,958	8,914,664
Industrial Securities, Cl A	1,010,853	1,027,521
Jiangsu Changshu Rural Commercial Bank, Cl A	413,749	541,159
Nanjing Securities, Cl A	497,940	922,939
New China Life Insurance, Cl A	314,766	2,221,165
Northeast Securities, Cl A	353,300	471,733
Orient Securities, Cl A	900,635	1,391,332
Pacific Securities, Cl A	1,029,000	559,918
Ping An Bank, Cl A	2,591,948	6,121,554
Ping An Insurance Group of China, Cl A	1,635,230	20,063,711
SDIC Capital, Cl A	531,765	1,155,886
Sealand Securities, Cl A	636,367	487,886
Shanghai AJ Group, Cl A	244,800	337,406
Shanghai Pudong Development Bank, Cl A	4,430,797	7,869,028
Shanxi Securities, Cl A	427,045	508,274
Shenwan Hongyuan Group, Cl A	3,401,881	2,500,683
Sinolink Securities, Cl A	456,500	609,527
SooChow Securities, Cl A	452,887	649,568
Southwest Securities, Cl A	852,200	635,007
Western Securities, Cl A	528,625	743,778
Zheshang Securities, Cl A	419,300	670,023
		165,744,403

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 8.5%
Aier Eye Hospital Group, Cl A	456,596	$2,593,331
Asymchem Laboratories Tianjin, Cl A	31,500	585,666
Autobio Diagnostics, Cl A	42,300	585,325
Beijing SL Pharmaceutical, Cl A	155,050	292,730
Beijing Tiantan Biological Products, Cl A	141,928	569,330
Beijing Tongrentang, Cl A	191,881	776,323
Betta Pharmaceuticals, Cl A	60,500	570,677
BGI Genomics, Cl A	60,420	595,946
Changchun High & New Technology Industry Group, Cl A	25,681	1,648,121
Chengdu Kanghong Pharmaceutical Group, Cl A	110,139	584,602
China National Accord Medicines, Cl A	56,330	366,845
China National Medicines, Cl A	113,900	446,269
China Resources Double Crane Pharmaceutical, Cl A	157,466	295,030
China Resources Sanjiu Medical & Pharmaceutical, Cl A	147,747	672,006
Chongqing Zhifei Biological Products, Cl A	201,272	1,435,025
Dong-E-E-Jiao, Cl E	98,688	501,151
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	212,239	1,085,092
Guangzhou Kingmed Diagnostics Group, Cl A	69,137	508,416
Guizhou Bailing Group Pharmaceutical, Cl A	212,989	266,345
Hangzhou Tigermed Consulting, Cl A	113,250	1,026,789
Huadong Medicine, Cl A	264,142	924,572
Hualan Biological Engineering, Cl A	211,790	1,068,810
Hubei Jumpcan Pharmaceutical, Cl A	122,980	426,934
Jafron Biomedical, Cl A	63,152	651,363
Jiangsu Hengrui Medicine, Cl A	662,565	8,325,404
Jiangsu Yuyue Medical Equipment & Supply, Cl A	151,336	441,505
Jilin Aodong Pharmaceutical Group, Cl A	175,555	416,635
Jinyu Bio-Technology, Cl A	145,955	392,278
Joincare Pharmaceutical Group Industry, Cl A	292,534	434,697
Jointown Pharmaceutical Group, Cl A	251,677	511,292
Lepu Medical Technology Beijing, Cl A	268,911	1,277,155
Livzon Pharmaceutical Group, Cl A	92,811	449,054
Meinian Onehealth Healthcare Holdings, Cl A	565,412	1,208,730
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	90,400	538,365
Ovctek China, Cl A	61,000	414,511
Shandong Buchang Pharmaceuticals, Cl A	172,360	510,263
Shanghai Fosun Pharmaceutical Group, Cl A	303,524	1,159,162
Shanghai Pharmaceuticals Holding, Cl A	290,259	765,534
Shenzhen Hepalink Pharmaceutical Group, Cl A	156,900	439,491
Shenzhen Kangtai Biological Products, Cl A	97,408	1,227,748
Shenzhen Mindray Bio-Medical Electronics, Cl A	58,648	1,531,635
Shenzhen Salubris Pharmaceuticals, Cl A	131,565	376,647
Shijiazhuang Yiling Pharmaceutical, Cl A	182,069	324,920
Sichuan Kelun Pharmaceutical, Cl A	217,369	733,078
Tasly Pharmaceutical Group, Cl A	228,341	505,519

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Tonghua Dongbao Pharmaceutical, Cl A	307,071	$557,698
Topchoice Medical, Cl A	48,306	711,085
Walvax Biotechnology, Cl A	232,053	1,080,781
Winning Health Technology Group, Cl A	245,200	527,353
WuXi AppTec, Cl A	221,579	2,930,569
Yifan Pharmaceutical, Cl A	185,821	433,529
Yunnan Baiyao Group, Cl A	182,351	2,341,321
Zhangzhou Pientzehuang Pharmaceutical, Cl A	87,150	1,374,726
Zhejiang Conba Pharmaceutical, Cl A	402,600	355,483
Zhejiang Huahai Pharmaceutical, Cl A	199,611	494,646
Zhejiang NHU, Cl A	324,322	1,083,068
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	69,026	437,535
		52,788,115
Industrials — 12.8%
AECC Aero-Engine Control, Cl A	172,900	324,444
AECC Aviation Power, Cl A	339,605	1,057,068
Air China, Cl A	601,536	836,864
AVIC Aircraft, Cl A	417,934	982,859
AVIC Electromechanical Systems, Cl A	544,790	542,823
AVIC Shenyang Aircraft, Cl A *	140,938	639,418
AVICOPTER, Cl A	89,000	609,634
Beijing New Building Materials, Cl A	255,081	932,042
Beijing Originwater Technology, Cl A	477,739	521,283
Centre Testing International Group, Cl A	250,200	535,592
China Aerospace Times Electronics, Cl A *	410,502	352,440
China Avionics Systems, Cl A	221,325	452,491
China Communications Construction, Cl A	413,784	544,175
China Eastern Airlines, Cl A	1,409,200	1,175,488
China Gezhouba Group, Cl A	695,071	666,615
China International Marine Containers Group, Cl A	229,895	324,124
China Meheco, Cl A	161,300	302,214
China National Chemical Engineering, Cl A	677,839	626,732
China Railway Construction, Cl A	1,736,442	2,527,946
China Railway Group, Cl A	2,813,300	2,399,231
China Railway Hi-tech Industry, Cl A	335,385	553,747
China Shipbuilding Industry, Cl A	3,453,799	2,598,351
China Southern Airlines, Cl A	1,298,302	1,338,350
China Spacesat, Cl A	178,472	547,576
China State Construction Engineering, Cl A	6,337,206	5,113,328
Contemporary Amperex Technology, Cl A	331,299	5,060,941
COSCO SHIPPING Development, Cl A	1,197,378	445,247
COSCO SHIPPING Holdings, Cl A *	974,064	737,000
CRRC, Cl A	3,672,428	3,764,619
Dalian Port PDA, Cl A	1,167,800	340,357
Daqin Railway, Cl A	2,126,010	2,505,982

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Dongfang Electric, Cl A	415,240	$547,878
Eve Energy, Cl A	146,300	1,053,589
Fangda Carbon New Material, Cl A *	410,718	717,046
Guangshen Railway, Cl A	853,206	374,839
Guangzhou Baiyun International Airport, Cl A	312,409	782,688
Guoxuan High-Tech, Cl A	171,590	358,447
Hefei Meiya Optoelectronic Technology, Cl A	102,000	572,594
Hongfa Technology, Cl A	112,400	555,936
Inner Mongolia First Machinery Group, Cl A	255,072	389,283
Jiangsu Hengli Hydraulic, Cl A	133,137	950,958
Jiangsu Zhongtian Technology, Cl A	462,796	551,489
Juneyao Airlines, Cl A *	247,320	532,623
Metallurgical Corp of China, Cl A	2,694,921	1,083,362
NARI Technology, Cl A	697,733	2,121,704
Ningbo Zhoushan Port, Cl A	1,325,641	723,234
Power Construction Corp of China, Cl A	1,924,546	1,199,189
Sany Heavy Industry, Cl A	1,263,453	3,092,808
SF Holding, Cl A	244,387	1,304,890
Shanghai Construction Group, Cl A	1,216,411	618,234
Shanghai Electric Group, Cl A	1,225,660	876,332
Shanghai International Airport, Cl A	145,489	1,644,941
Shanghai International Port Group, Cl A	1,282,708	1,062,608
Shanghai M&G Stationery, Cl A	125,839	880,583
Shanghai Mechanical and Electrical Industry, Cl A	121,737	289,611
Shanghai Tunnel Engineering, Cl A	474,653	411,607
Shanghai Waigaoqiao Free Trade Zone Group, Cl A	117,632	293,356
Shenzhen Airport, Cl A	309,526	434,171
Shenzhen Inovance Technology, Cl A	250,915	1,103,786
Siasun Robot & Automation, Cl A	235,483	473,323
Sinochem International, Cl A	408,786	311,058
Sinotrans, Cl A	661,122	404,353
Spring Airlines, Cl A	138,339	871,726
Sunwoda Electronic, Cl A	233,600	654,670
Suzhou Gold Mantis Construction Decoration, Cl A	404,041	511,639
TangShan Port Group, Cl A	894,540	333,920
TBEA, Cl A	560,699	535,329
Tian Di Science & Technology, Cl A	624,700	286,109
Tus Environmental Science And Technology Development, Cl A	215,952	284,623
Weichai Power, Cl A	904,369	2,061,891
XCMG Construction Machinery, Cl A	1,182,487	928,653
Xiamen C & D, Cl A	428,018	552,448
Xinjiang Goldwind Science & Technology, Cl A	521,000	893,872
Yunda Holding, Cl A	224,108	1,071,448
Zhejiang Chint Electrics, Cl A	308,351	1,186,451

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zhejiang Dingli Machinery, Cl A	52,300	$536,880
Zhejiang Sanhua Intelligent Controls, Cl A	417,485	1,038,745
Zhejiang Weixing New Building Materials, Cl A	237,515	449,103
Zhengzhou Yutong Bus, Cl A	334,236	683,813
Zhongji Innolight, Cl A	89,800	672,357
Zoomlion Heavy Industry Science and Technology, Cl A	968,541	928,889
		79,558,067
Information Technology — 11.3%
360 Security Technology, Cl A	204,199	689,248
Accelink Technologies, Cl A	102,200	436,964
Aisino, Cl A	281,188	935,389
AVIC Jonhon Optronic Technology, Cl A	158,300	887,734
Beijing Shiji Information Technology, Cl A	134,285	751,903
Beijing Sinnet Technology, Cl A	232,800	670,811
BOE Technology Group, Cl A	5,111,680	3,331,878
Chaozhou Three-Circle Group, Cl A	263,103	841,609
China Greatwall Technology Group, Cl A	442,000	987,419
China National Software & Service, Cl A	74,642	768,265
China TransInfo Technology, Cl A	224,400	581,204
Dawning Information Industry, Cl A	135,937	674,889
DHC Software, Cl A	470,330	696,870
Fiberhome Telecommunication Technologies, Cl A	176,879	697,089
Foxconn Industrial Internet, Cl A	599,112	1,571,506
GCL System Integration Technology, Cl A *	767,200	650,977
Gigadevice Semiconductor Beijing, Cl A	48,467	1,425,727
Glodon, Cl A	170,189	830,280
GoerTek, Cl A	489,814	1,400,845
GRG Banking Equipment, Cl A	363,654	501,743
Guangdong LY Intelligent Manufacturing, Cl A *	861,300	1,341,695
Guangzhou Haige Communications Group, Cl A	347,965	541,045
Hangzhou Hikvision Digital Technology, Cl A	1,411,157	6,633,207
Hangzhou Silan Microelectronics, Cl A	198,100	439,991
Hengtong Optic-electric, Cl A	287,415	670,964
Holitech Technology, Cl A	470,410	374,834
Hubei Kaile Science & Technology, Cl A	151,060	294,306
Hundsun Technologies, Cl A	121,284	1,353,511
Hytera Communications, Cl A	277,289	334,810
Iflytek, Cl A	332,170	1,644,361
Inspur Electronic Information Industry, Cl A	194,600	840,967
Lens Technology, Cl A	494,018	980,213
Leyard Optoelectronic, Cl A	383,850	422,694
LONGi Green Energy Technology, Cl A	547,057	1,950,199
Luxshare Precision Industry, Cl A	807,483	4,231,514
NAURA Technology Group, Cl A	74,017	935,155
Newland Digital Technology, Cl A	157,647	359,423

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Ninestar, Cl A	160,500	$758,585
OFILM Group, Cl A	409,505	917,177
Sanan Optoelectronics, Cl A	615,631	1,622,791
Sangfor Technologies, Cl A	50,710	832,820
Shanghai 2345 Network Holding Group, Cl A	871,084	403,954
Shanghai Baosight Software, Cl A	127,218	600,916
Shengyi Technology, Cl A	343,616	1,032,059
Shennan Circuits, Cl A	51,245	1,045,479
Shenzhen Goodix Technology, Cl A	57,300	1,697,162
Shenzhen Kingdom Sci-Tech, Cl A	129,900	383,817
Shenzhen Sunway Communication, Cl A	146,245	952,829
Suzhou Dongshan Precision Manufacturing, Cl A	242,492	805,968
Tianjin Zhonghuan Semiconductor, Cl A	420,400	712,824
Tianma Microelectronics, Cl A	309,178	723,101
Tunghsu Optoelectronic Technology, Cl A	827,245	399,064
Unigroup Guoxin Microelectronics, Cl A	91,559	668,307
Unisplendour, Cl A	257,022	1,166,076
Universal Scientific Industrial Shanghai, Cl A	219,000	604,635
Venustech Group, Cl A	135,408	657,099
Visionox Technology, Cl A *	206,460	471,306
Wangsu Science & Technology, Cl A	367,199	502,417
Westone Information Industry, Cl A	126,600	468,764
Will Semiconductor, Cl A	86,916	1,789,445
Wuhan Guide Infrared, Cl A	141,363	426,211
WUS Printed Circuit Kunshan, Cl A	260,350	830,187
Wuxi Lead Intelligent Equipment, Cl A	133,105	858,810
Yealink Network Technology, Cl A	75,400	783,862
Yonyou Network Technology, Cl A	375,261	1,530,105
Zhejiang Dahua Technology, Cl A	452,463	1,291,424
ZTE, Cl A *	518,895	2,636,511
		70,254,944
Materials — 7.9%
Aluminum Corp of China, Cl A *	1,974,300	1,003,427
Angang Steel, Cl A	804,411	386,894
Anhui Conch Cement, Cl A	603,773	4,750,330
Baoshan Iron & Steel, Cl A	2,725,900	2,246,422
BBMG, Cl A	1,258,812	674,123
Beijing Oriental Yuhong Waterproof Technology, Cl A	225,191	850,631
Beijing Sanju Environmental Protection and New Material, Cl A	354,690	321,837
China Jushi, Cl A	528,696	827,374
China Molybdenum, Cl A	2,666,691	1,669,278
China Northern Rare Earth Group High-Tech, Cl A	548,400	853,486
Ganfeng Lithium, Cl A	164,865	824,426
GEM, Cl A	626,400	437,976

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Guangdong HEC Technology Holding, Cl A	455,000	$668,930
Hengli Petrochemical, Cl A	885,502	2,044,302
Hengyi Petrochemical, Cl A	428,931	857,228
Hesteel, Cl A	1,433,559	531,012
Huaxin Cement, Cl A	205,560	780,019
Hunan Valin Steel, Cl A *	637,282	437,350
Inner Mongolia BaoTou Steel Union, Cl A	6,881,300	1,304,109
Inner Mongolia Junzheng Energy & Chemical Industry Group, Cl A	1,273,745	572,396
Jiangsu Yangnong Chemical, Cl A	46,800	461,136
Jiangxi Copper, Cl A	313,271	761,459
Jinduicheng Molybdenum, Cl A	350,779	403,400
Lomon Billions Group, Cl A	306,782	677,857
Luxi Chemical Group, Cl A	221,109	333,640
Maanshan Iron & Steel, Cl A	900,900	397,086
Nanjing Iron & Steel, Cl A	668,500	331,123
Pangang Group Vanadium Titanium & Resources, Cl A *	1,296,631	543,587
Rongsheng Petro Chemical, Cl A	598,197	1,064,106
Sansteel Minguang Fujian, Cl A	370,095	497,346
Shandong Gold Mining, Cl A	378,931	1,774,654
Shandong Hualu Hengsheng Chemical, Cl A	245,557	700,519
Shandong Nanshan Aluminum, Cl A	1,804,000	580,168
Shandong Sinocera Functional Material, Cl A	145,400	477,002
Shandong Sun Paper Industry JSC, Cl A	391,238	552,721
Shanxi Taigang Stainless Steel, Cl A	859,900	504,941
Shanying International Holding, Cl A	692,100	374,610
Shenghe Resources Holding, Cl A	264,995	345,076
Shenzhen Zhongjin Lingnan Nonfemet, Cl A	538,893	332,691
Sichuan Hebang Biotechnology	1,333,100	283,266
Sinopec Shanghai Petrochemical, Cl A	808,840	449,410
Tangshan Jidong Cement, Cl A	203,419	496,782
Tianqi Lithium, Cl A	218,409	946,366
Tongkun Group, Cl A	278,919	600,274
Tongling Nonferrous Metals Group, Cl A	1,589,000	531,556
Transfar Zhilian, Cl A	491,779	492,828
Wanhua Chemical Group, Cl A	465,808	3,756,478
Weihai Guangwei Composites, Cl A	78,220	510,974
Xiamen Tungsten, Cl A	212,280	397,426
Xinjiang Zhongtai Chemical, Cl A	324,000	315,853
Xinxing Ductile Iron Pipes, Cl A	497,300	297,731
Xinyu Iron & Steel, Cl A	481,400	354,563
Yintai Resources, Cl A	299,447	585,124
Yunnan Energy New Material	101,337	734,732
Yunnan Tin, Cl A *	251,870	377,526
Zhejiang Huayou Cobalt, Cl A (A)(B)(C)	162,859	921,016

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Zhejiang Jiahua Energy Chemical Industry, Cl A	216,273	$349,321
Zhejiang Juhua, Cl A	414,400	433,132
Zhejiang Longsheng Group, Cl A	491,071	1,020,193
Zhongjin Gold, Cl A	520,940	634,239
Zijin Mining Group, Cl A	2,860,742	1,885,215
		49,528,677
Real Estate — 4.6%
Beijing Capital Development, Cl A	389,426	445,608
China Enterprise	613,478	409,564
China Fortune Land Development, Cl A	453,144	1,867,186
China Merchants Shekou Industrial Zone Holdings, Cl A	1,173,096	3,346,578
China Vanke, Cl A	1,467,872	6,781,781
Financial Street Holdings, Cl A	451,181	525,989
Gemdale, Cl A	681,507	1,418,756
Grandjoy Holdings Group, Cl A	493,883	509,117
Greenland Holdings, Cl A	1,224,508	1,221,844
Jiangsu Zhongnan Construction Group, Cl A	560,050	848,299
Jinke Properties Group, Cl A	806,020	888,744
Oceanwide Holdings, Cl A	522,963	341,627
Poly Developments and Holdings Group, Cl A	1,795,814	4,171,665
RiseSun Real Estate Development, Cl A	656,378	926,354
Seazen Holdings, Cl A	340,660	1,893,765
Shanghai Zhangjiang High-Tech Park Development, Cl A	233,816	513,948
Sichuan Languang Development, Cl A	454,388	480,799
Tahoe Group, Cl A	375,680	331,713
Xinhu Zhongbao, Cl A	1,298,068	704,464
Yango Group, Cl A	611,354	746,073
		28,373,874
Utilities — 2.5%
Chengdu Xingrong Environment, Cl A	450,733	299,619
China National Nuclear Power, Cl A	1,958,066	1,405,616
China Yangtze Power, Cl A	3,090,267	8,154,757
GD Power Development, Cl A	2,781,600	934,502
Huadian Power International, Cl A	1,024,685	539,916
Huaneng Power International, Cl A	719,410	576,342
Hubei Energy Group, Cl A	234,928	140,650
Inner Mongolia MengDian HuaNeng Thermal Power, Cl A	876,800	346,181
SDIC Power Holdings, Cl A	1,024,369	1,350,108
Shanghai Electric Power, Cl A	341,560	394,759
Shenergy, Cl A	301,532	251,524
Shenzhen Energy Group, Cl A	498,747	444,674

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Sichuan Chuantou Energy, Cl A	469,936	$664,576
		15,503,224
TOTAL COMMON STOCK
(Cost $588,479,750)		620,226,647
TOTAL INVESTMENTS — 100.0%
(Cost $588,479,750)		620,226,647
OTHER ASSETS LESS LIABILITIES – 0.0%		(121,229)
NET ASSETS - 100%		$620,105,418

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2019 was $921,016 and represents 0.1% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2019 was $921,016 and represents 0.1% of Net Assets.

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$15,454,497	$—	$—	$15,454,497
Consumer Discretionary	41,349,969	—	—	41,349,969
Consumer Staples	87,844,971	—	—	87,844,971
Energy	13,825,906	—	—	13,825,906
Financials	165,744,403	—	—	165,744,403
Health Care	52,788,115	—	—	52,788,115
Industrials	79,558,067	—	—	79,558,067
Information Technology	70,254,944	—	—	70,254,944
Materials	48,607,661	—	921,016	49,528,677
Real Estate	28,373,874	—	—	28,373,874
Utilities	15,503,224	—	—	15,503,224
Total Common Stock	619,305,631	—	921,016	620,226,647
Total Investments in Securities	$619,305,631	$—	$921,016	$620,226,647

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Bosera MSCI China A Share ETF

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-003-1200

Schedule of Investments (Unaudited) December 31, 2019

KraneShares E Fund China Commercial Paper ETF

	Face
	Amount(A)	Value
COMMERCIAL PAPER — 82.1%
CHINA— 82.1%
Energy — 5.2%
Chongqing Water Asset Management
3.250%, 02/11/2020	3,000,000	$430,740
GD Power Development
3.280%, 05/22/2020	3,000,000	431,065
		861,805
Industrials — 20.2%
Beijing Urban Contrustion
3.500%, 03/06/2020	5,000,000	718,001
Cahngchun Urban Developement
3.400%, 07/21/2020	5,000,000	717,691
Shaanxi Non-ferrous Metals Holding Group
2.850%, 01/18/2020	5,000,000	717,748
Tianjin Infrastructure Construction & Investment Group
3.300%, 01/09/2020	5,000,000	717,865
Wuxi Industry Developement
3.230%, 10/28/2020	3,000,000	430,578
		3,301,883
Materials — 42.7%
Aluminum Corportation of China
2.650%, 04/30/2020	4,000,000	573,342
China National Chemical
2.650%, 03/25/2020	5,000,000	717,204
Huaneng Renewables
2.450%, 03/17/2020	5,000,000	717,070
Jiangxi Copper
2.350%, 05/11/2020	7,000,000	1,002,423
Luan Mining Group
3.490%, 03/20/2020	5,000,000	718,259
Rizhao Port Group
3.800%, 03/02/2020	3,000,000	431,146
Shanghair Electric Power
2.330%, 04/17/2020	6,000,000	859,631
Shougang Group
3.210%, 05/19/2020	6,000,000	861,732
Sinochem Fertilizer
2.950%, 04/13/2020	6,000,000	860,582
Wuchan Zhongda
2.450%, 06/19/2020	2,000,000	286,172
		7,027,561

Schedule of Investments (Unaudited) December 31, 2019

KraneShares E Fund China Commercial Paper ETF

	Face Amount(A) / Shares	Value
Transportation — 14.0%
China Eastern Airlines
3.100%, 02/21/2020	5,000,000	$717,962
Xiamen Iport Group
2.500%, 05/15/2020	6,000,000	859,618
Zhejiang Airport Group
3.190%, 04/22/2020	5,000,000	718,110
		2,295,690
TOTAL COMMERCIAL PAPER
(Cost $13,416,100)		13,486,939
CORPORATE OBLIGATIONS — 14.0%
CHINA — 14.0%
Industrials — 14.0%
Anhui Publishing Group
3.550%, 01/21/2020	10,000,000	1,436,007
Qingdao City Construction Investment Group
3.000%, 04/07/2020	6,000,000	860,923
TOTAL CORPORATE OBLIGATIONS
(Cost $2,344,894)		2,296,930
SHORT-TERM INVESTMENTS(B)(C) — 2.0%
China Universal Express Income Money Market Fund, 2.247%	390	56
E Fund Money Market Fund, 2.432%*	2,113,971	303,507
Fortune SGAM Xianjin Tianyi Money Market Fund, 2.342%	164,084	23,556
Xianjinbao Real-Time Redemption Money Market Fund, 1.989%	3,547	509
TOTAL SHORT-TERM INVESTMENTS
(Cost $308,396)		327,628

TOTAL INVESTMENTS — 98.1%
(Cost $16,069,390)		16,111,497
OTHER ASSETS LESS LIABILITIES – 1.9%		319,237
NET ASSETS - 100%		$16,430,734

* Affiliated investment is a Chinese investment company which is managed by E Fund Management (Hong Kong) Co., Limited (the “Sub-Adviser”) or an affiliate of the Sub-Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended December 31, 2019 are as follows:

Value of Shares Held as of 3/31/19	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 12/31/19	Number of Shares Held as of 12/31/19	Dividend Income	Capital Gains Distributions
E Fund Money Market Fund
$384,215	$1,147,837	$(1,239,955)	$6,651	$4,759	$303,507	2,113,971	$4,648	$-

(A)	In CNY unless otherwise indicated.

(B)	The rate shown is the 7-day effective yield as of December 31, 2019.

Schedule of Investments (Unaudited) December 31, 2019

KraneShares E Fund China Commercial Paper ETF

(C)	Class not available

CNY — Chinese Yuan

As of December 31, 2019, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-004-1100

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡
CHINA — 89.4%
Communication Services — 14.9%
58.com ADR *	296	$19,160
Autohome ADR *	178	14,242
Baidu ADR *	720	91,008
China Mobile	15,972	134,265
China Telecom, Cl H	36,000	14,831
China Unicom Hong Kong	14,000	13,188
Focus Media Information Technology, Cl A	11,500	10,336
iQIYI ADR *	1,000	21,110
JOYY ADR *	171	9,027
Momo ADR	380	12,730
NetEase ADR	259	79,420
Oriental Pearl Group, Cl A	6,740	9,058
SINA *	240	9,583
Tencent Holdings	14,858	716,223
Tencent Music Entertainment Group ADR *	1,000	11,740
Weibo ADR *	176	8,157
		1,174,078
Consumer Discretionary — 20.8%
Alibaba Group Holding ADR *	3,783	802,374
ANTA Sports Products	3,000	26,855
BAIC Motor, Cl H	9,500	5,389
BYD, Cl A	1,900	13,004
BYD, Cl H	3,000	14,958
China Grand Automotive Services Group, Cl A	10,200	4,774
China International Travel Service, Cl A	1,800	22,987
Chongqing Changan Automobile, Cl A	12,700	18,288
Dongfeng Motor Group, Cl H	12,000	11,289
Fuyao Glass Industry Group, Cl A	6,600	22,733
Geely Automobile Holdings	13,000	25,427
Great Wall Motor, Cl H	18,500	13,676
Gree Electric Appliances of Zhuhai, Cl A	3,000	28,246
Guangzhou Automobile Group, Cl H	14,000	17,428
Haier Smart Home, Cl A	6,700	18,758
Huayu Automotive Systems, Cl A	3,700	13,806
Huazhu Group ADR	411	16,469
JD.com ADR *	3,517	123,904
Midea Group, Cl A	5,000	41,815
NavInfo, Cl A	5,400	12,482
New Oriental Education & Technology Group ADR *	539	65,354
NIO ADR *	8,200	32,964
Pinduoduo ADR *	500	18,910
SAIC Motor, Cl A	5,557	19,028
Shenzhen Overseas Chinese Town, Cl A	14,400	16,105

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Shenzhou International Group Holdings	3,000	$43,854
Suning.com, Cl A	10,300	14,951
Suofeiya Home Collection, Cl A	2,500	7,520
TAL Education Group ADR *	1,052	50,706
Trip.com Group ADR	1,565	52,490
Vipshop Holdings ADR *	1,543	21,865
Yum China Holdings	889	42,681
		1,641,090
Consumer Staples — 6.5%
Anhui Gujing Distillery, Cl A	700	13,660
China Mengniu Dairy	7,000	28,299
China Resources Beer Holdings	8,000	44,252
Foshan Haitian Flavouring & Food, Cl A	1,900	29,327
Guangdong Haid Group, Cl A	3,700	19,124
Henan Shuanghui Investment & Development, Cl A	3,700	15,421
Inner Mongolia Yili Industrial Group, Cl A	6,000	26,653
Jiangsu Yanghe Brewery Joint-Stock, Cl A	1,200	19,038
Kweichow Moutai, Cl A	1,000	169,845
Luzhou Laojiao, Cl A	1,800	22,401
Muyuan Foodstuff, Cl A	2,900	36,968
New Hope Liuhe, Cl A	10,800	30,934
Shanxi Xinghuacun Fen Wine Factory, Cl A	700	9,015
Tingyi Cayman Islands Holding	10,000	17,069
Want Want China Holdings	18,000	16,818
Yonghui Superstores, Cl A	12,600	13,640
		512,464
Energy — 2.7%
China Oilfield Services, Cl H	12,000	18,820
China Petroleum & Chemical, Cl A	22,200	16,287
China Petroleum & Chemical, Cl H	50,500	30,397
China Shenhua Energy, Cl H	9,000	18,804
CNOOC	37,826	62,915
Offshore Oil Engineering, Cl A	15,100	15,999
PetroChina, Cl A	11,500	9,626
PetroChina, Cl H	51,984	26,086
Shaanxi Coal Industry, Cl A	9,600	12,391
Shanxi Lu’an Environmental Energy Development, Cl A	6,000	6,254
		217,579
Financials — 19.0%
Agricultural Bank of China, Cl A	21,000	11,125
Agricultural Bank of China, Cl H	84,397	37,152
Anxin Trust, Cl A	9,567	6,099
Avic Capital, Cl A	18,100	12,604

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bank of Beijing, Cl A	23,400	$19,082
Bank of China, Cl A	24,700	13,086
Bank of China, Cl H	175,396	74,959
Bank of Communications, Cl A	36,000	29,099
Bank of Communications, Cl H	5,000	3,555
Bank of Hangzhou, Cl A	11,500	15,124
Bank of Jiangsu, Cl A	18,700	19,438
Bank of Nanjing, Cl A	12,100	15,235
Bank of Ningbo, Cl A	5,500	22,229
Bank of Shanghai, Cl A	15,704	21,397
Changjiang Securities, Cl A	17,500	17,939
China CITIC Bank, Cl H	25,000	14,984
China Construction Bank, Cl A	10,300	10,692
China Construction Bank, Cl H	257,000	221,978
China Everbright Bank, Cl A	45,000	28,492
China Life Insurance, Cl H	18,483	51,356
China Merchants Bank, Cl A	12,000	64,745
China Merchants Securities, Cl A	7,800	20,482
China Minsheng Banking, Cl A	22,800	20,655
China Pacific Insurance Group, Cl A	4,300	23,361
CITIC Securities, Cl A	9,000	32,691
Everbright Securities, Cl A	8,400	15,799
Founder Securities, Cl A	14,400	17,925
GF Securities, Cl A	4,300	9,365
Guosen Securities, Cl A	9,600	17,298
Guotai Junan Securities, Cl A	6,600	17,521
Haitong Securities, Cl A	10,200	22,640
Huatai Securities, Cl A	4,900	14,288
Huaxia Bank, Cl A	15,700	17,289
Hubei Biocause Pharmaceutical, Cl A	10,300	10,411
Industrial & Commercial Bank of China, Cl A	42,000	35,457
Industrial Bank, Cl A	16,300	46,336
Industrial Securities, Cl A	22,169	22,535
New China Life Insurance, Cl A	1,800	12,702
New China Life Insurance, Cl H	3,700	15,908
Noah Holdings ADR *	371	13,122
Orient Securities, Cl A	11,400	17,611
PICC Property & Casualty, Cl H	15,510	18,691
Ping An Bank, Cl A	16,891	39,892
Ping An Insurance Group of China, Cl A	7,200	88,341
Ping An Insurance Group of China, Cl H	15,000	177,302
Shanghai Pudong Development Bank, Cl A	24,000	42,624
Shenwan Hongyuan Group, Cl A	27,100	19,921
		1,500,537

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 5.4%
3SBio *	6,000	$7,777
Alibaba Health Information Technology *	14,000	16,171
Beijing Tongrentang, Cl A	3,044	12,316
Changchun High & New Technology Industry Group, Cl A	500	32,088
China Medical System Holdings	7,000	10,080
China Traditional Chinese Medicine Holdings	14,000	6,756
CSPC Pharmaceutical Group	12,000	28,615
Dong-E-E-Jiao, Cl E	2,400	12,187
Genscript Biotech *	10,000	22,716
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	1,900	9,714
Huadong Medicine, Cl A	2,280	7,981
Hualan Biological Engineering, Cl A	3,600	18,168
Hutchison China MediTech ADR *	821	20,582
Jiangsu Hengrui Medicine, Cl A	3,600	45,235
Meinian Onehealth Healthcare Holdings, Cl A	5,760	12,314
Shanghai Fosun Pharmaceutical Group, Cl A	3,100	11,839
Shanghai Fosun Pharmaceutical Group, Cl H	2,500	7,540
Shanghai Pharmaceuticals Holding, Cl A	6,000	15,824
Sichuan Kelun Pharmaceutical, Cl A	1,900	6,408
Sino Biopharmaceutical	18,000	25,180
Sinopharm Group, Cl H	4,800	17,526
Tasly Pharmaceutical Group, Cl A	3,000	6,642
Tonghua Dongbao Pharmaceutical, Cl A	4,200	7,628
Wuxi Biologics Cayman *	2,500	31,652
Yunnan Baiyao Group, Cl A	1,200	15,408
Zhangzhou Pientzehuang Pharmaceutical, Cl A	600	9,465
Zhejiang NHU, Cl A	3,600	12,022
		429,834
Industrials — 7.4%
51job ADR *	113	9,594
AECC Aviation Power, Cl A	3,100	9,649
AVIC Aircraft, Cl A	4,300	10,113
AVIC Electromechanical Systems, Cl A	6,000	5,978
AVIC Shenyang Aircraft, Cl A *	1,900	8,620
Beijing Capital International Airport, Cl H	10,000	9,690
China Communications Construction, Cl H	24,000	19,559
China Conch Venture Holdings	6,000	26,181
China Eastern Airlines, Cl A	20,500	17,100
China Gezhouba Group, Cl A	8,500	8,152
China Merchants Port Holdings	10,741	18,169
China Railway Construction, Cl A	8,500	12,374
China Railway Construction, Cl H	9,500	10,400
China Railway Group, Cl H	18,000	11,112
China Southern Airlines, Cl A	7,900	8,144
China State Construction Engineering, Cl A	33,000	26,627

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
China State Construction International Holdings	12,000	$10,904
CITIC	12,780	17,091
COSCO SHIPPING Development, Cl A	49,200	18,295
COSCO SHIPPING Holdings, Cl A *	22,800	17,251
CRRC, Cl A	16,800	17,222
CRRC, Cl H	13,000	9,477
Daqin Railway, Cl A	13,900	16,384
Fosun International	9,000	13,121
Guangzhou Baiyun International Airport, Cl A	6,000	15,032
Jiangsu Expressway, Cl H	12,000	16,448
Metallurgical Corp of China, Cl A	34,200	13,748
Ningbo Zhoushan Port, Cl A	6,500	3,546
Power Construction Corp of China, Cl A	15,700	9,783
Sany Heavy Industry, Cl A	10,800	26,437
Shanghai Electric Group, Cl H	38,000	12,485
Shanghai International Airport, Cl A	1,200	13,567
Shanghai International Port Group, Cl A	10,800	8,947
Suzhou Gold Mantis Construction Decoration, Cl A	6,700	8,484
Weichai Power, Cl A	13,488	30,751
Xinjiang Goldwind Science & Technology, Cl A	8,449	14,496
Zhejiang Chint Electrics, Cl A	3,000	11,543
Zhejiang Sanhua Intelligent Controls, Cl A	6,240	15,526
Zhengzhou Yutong Bus, Cl A	5,444	11,138
Zhuzhou CRRC Times Electric, Cl H	2,400	8,686
Zoomlion Heavy Industry Science and Technology, Cl A	13,700	13,139
ZTO Express Cayman ADR	700	16,345
		581,308
Information Technology — 4.7%
AAC Technologies Holdings	3,000	26,181
Aisino, Cl A	3,100	10,312
BOE Technology Group, Cl A	39,100	25,486
DHC Software, Cl A	7,900	11,705
GDS Holdings ADR *	233	12,018
Hanergy Thin Film Power Group *(A)(B)(C)	4,364	—
Hangzhou Hikvision Digital Technology, Cl A	8,309	39,057
Hengtong Optic-electric, Cl A	3,100	7,237
Iflytek, Cl A	2,500	12,376
Kingdee International Software Group	12,000	11,997
Kingsoft	6,000	15,555
Lenovo Group	14,000	9,397
LONGi Green Energy Technology, Cl A	4,680	16,684
Luxshare Precision Industry, Cl A	7,150	37,468
OFILM Group, Cl A	5,382	12,054
Sanan Optoelectronics, Cl A	6,600	17,397
Sunny Optical Technology Group	1,900	32,895

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Tianma Microelectronics, Cl A	6,000	$14,033
TravelSky Technology, Cl H	5,000	12,205
Unigroup Guoxin Microelectronics, Cl A	1,300	9,489
Yonyou Network Technology, Cl A	3,250	13,252
Zhejiang Dahua Technology, Cl A	4,200	11,988
ZTE, Cl H	6,000	18,365
		377,151
Materials — 2.9%
Angang Steel, Cl A	19,470	9,364
Anhui Conch Cement, Cl A	3,000	23,603
Anhui Conch Cement, Cl H	3,000	21,869
Baoshan Iron & Steel, Cl A	15,100	12,444
BBMG, Cl A	23,400	12,532
China Molybdenum, Cl H	39,000	16,718
China National Building Material, Cl H	14,000	15,632
China Northern Rare Earth Group High-Tech, Cl A	8,500	13,229
Ganfeng Lithium, Cl A	1,800	9,001
Hesteel, Cl A	26,400	9,779
Inner Mongolia BaoTou Steel Union, Cl A	52,900	10,025
Rongsheng Petro Chemical, Cl A	6,100	10,851
Shandong Hualu Hengsheng Chemical, Cl A	3,600	10,270
Sinopec Shanghai Petrochemical, Cl A	27,100	15,058
Tianqi Lithium, Cl A	2,340	10,139
Zhejiang Huayou Cobalt, Cl A (A)(B)(C)	780	4,411
Zhejiang Longsheng Group, Cl A	9,000	18,697
Zijin Mining Group, Cl A	15,100	9,951
		233,573
Real Estate — 3.4%
China Fortune Land Development, Cl A	3,600	14,834
China Merchants Shekou Industrial Zone Holdings, Cl A	7,200	20,540
China Overseas Land & Investment	12,839	50,009
China Resources Land	10,214	50,861
China Vanke, Cl A	7,143	33,002
China Vanke, Cl H	3,700	15,789
Gemdale, Cl A	8,400	17,487
Greenland Holdings, Cl A	14,400	14,369
Poly Developments and Holdings Group, Cl A	10,300	23,927
Seazen Holdings, Cl A	2,400	13,342
Xinhu Zhongbao, Cl A	25,300	13,730
		267,890
Utilities — 1.7%
China National Nuclear Power, Cl A	19,300	13,855
China Yangtze Power, Cl A	9,600	25,333

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
ENN Energy Holdings	482	$5,267
Guangdong Investment	12,000	25,103
Huadian Power International, Cl A	20,400	10,749
Huaneng Power International, Cl H	13,077	6,613
Hubei Energy Group, Cl A	21,100	12,632
SDIC Power Holdings, Cl A	10,800	14,234
Sichuan Chuantou Energy, Cl A	10,900	15,415
		129,201
TOTAL CHINA		7,064,705
HONG KONG — 10.4%
Communication Services — 0.3%
Alibaba Pictures Group *	120,000	21,099

Consumer Discretionary — 0.8%
Brilliance China Automotive Holdings	14,000	14,518
China First Capital Group *	14,000	485
Haier Electronics Group	6,000	18,750
Meituan Dianping, Cl B *	2,500	32,695
		66,448
Consumer Staples — 0.1%
Sun Art Retail Group	9,000	10,915

Energy — 0.1%
Yanzhou Coal Mining, Cl H	12,000	10,781

Financials — 4.3%
China Cinda Asset Management, Cl H	4,504	1,023
China Galaxy Securities, Cl H	30,500	17,967
China Huarong Asset Management, Cl H	49,000	7,735
China International Capital, Cl H	5,200	10,024
China Merchants Bank, Cl H	9,500	48,830
China Minsheng Banking, Cl H	27,500	20,788
China Pacific Insurance Group, Cl H	8,600	33,884
China Taiping Insurance Holdings	5,000	12,398
CITIC Securities, Cl H	6,000	13,691
Far East Horizon	7,000	6,558
GF Securities, Cl H	12,000	14,616
Huatai Securities, Cl H	7,400	13,087
Industrial & Commercial Bank of China, Cl H	171,441	132,016
People’s Insurance Group of China, Cl H	19,452	8,088
		340,705
Industrials — 0.3%
China Everbright International	12,323	9,885

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shenzhen International Holdings	7,016	$15,415
		25,300
Information Technology — 0.7%
Kingboard Holdings	3,500	11,095
Semiconductor Manufacturing International *	15,000	22,986
Xiaomi, Cl B *	18,000	24,903
		58,984
Materials — 0.4%
China Resources Cement Holdings	12,000	15,278
Nine Dragons Paper Holdings	12,000	12,475
		27,753
Real Estate — 2.5%
China Evergrande Group	6,000	16,633
China Jinmao Holdings Group	24,000	18,697
CIFI Holdings Group	25,195	21,309
Country Garden Holdings	25,612	41,022
Guangzhou R&F Properties	5,200	9,597
KWG Group Holdings	6,773	9,492
Longfor Group Holdings	6,000	28,106
Shimao Property Holdings	3,500	13,566
Sunac China Holdings	6,000	35,845
		194,267
Utilities — 0.9%
Beijing Enterprises Water Group	24,000	12,136
China Gas Holdings	5,000	18,738
China Longyuan Power Group, Cl H	12,000	7,593
China Resources Gas Group	2,000	10,986
China Resources Power Holdings	10,000	14,040
		63,493
TOTAL HONG KONG		819,745
TOTAL COMMON STOCK
(Cost $6,985,424)		7,884,450

TOTAL INVESTMENTS — 99.8%
(Cost $6,985,424)		7,884,450
OTHER ASSETS LESS LIABILITIES – 0.2%		12,882
NET ASSETS - 100%		$7,897,332

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of December 31, 2019 was $4,411 and represents 0.1% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of December 31, 2019 was $4,411 and represents 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China
Communication Services	$1,174,078	$—	$—	$1,174,078
Consumer Discretionary	1,641,090	—	—	1,641,090
Consumer Staples	512,464	—	—	512,464
Energy	217,579	—	—	217,579
Financials	1,500,537	—	—	1,500,537
Health Care	429,834	—	—	429,834
Industrials	581,308	—	—	581,308
Information Technology	377,151	—	—	377,151
Materials	229,162	—	4,411	233,573
Real Estate	267,890	—	—	267,890
Utilities	129,201	—	—	129,201
Hong Kong	819,745	—	—	819,745
Total Common Stock	7,880,039	—	4,411	7,884,450
Total Investments in Securities	$7,880,039	$—	$4,411	$7,884,450

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-011-0400

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — 98.2%‡

CHINA — 37.0%
Energy — 0.2%
Guanghui Energy, Cl A	53,700	$25,519

Financials — 4.5%
Bank of Chengdu, Cl A	28,100	36,592
Bank of Guiyang, Cl A	25,127	34,488
Bank of Hangzhou, Cl A	40,000	52,605
Bank of Jiangsu, Cl A	90,255	93,817
Bank of Nanjing, Cl A	66,091	83,217
Bank of Ningbo, Cl A	44,446	179,630
Chongqing Rural Commercial Bank, Cl H	63,425	32,397
Jiangsu Changshu Rural Commercial Bank, Cl A	21,700	28,382
		541,128
Industrials — 17.6%
Beijing New Building Materials, Cl A	13,108	47,896
China Communications Construction, Cl H	117,000	95,350
China Conch Venture Holdings	42,000	183,270
China Gezhouba Group, Cl A	35,950	34,479
China Lesso Group Holdings	28,000	35,899
China Railway Construction, Cl H	52,000	56,926
China Railway Group, Cl H	100,500	62,040
China Railway Hi-tech Industry, Cl A	17,476	28,854
China State Construction Engineering, Cl A	321,779	259,635
Contemporary Amperex Technology, Cl A	17,400	265,803
CRRC, Cl H	115,850	84,451
Daqin Railway, Cl A	117,032	137,949
Dongfang Electric, Cl A	21,400	28,236
Eve Energy, Cl A	7,700	55,452
Hefei Meiya Optoelectronic Technology, Cl A	5,400	30,314
Jiangsu Expressway, Cl H	32,000	43,861
Metallurgical Corp of China, Cl A	139,100	55,918
NARI Technology, Cl A	36,600	111,295
Ningbo Zhoushan Port, Cl A	68,901	37,591
Shanghai Construction Group, Cl A	69,800	35,476
Shanghai International Port Group, Cl A	66,910	55,429
Shenzhen Inovance Technology, Cl A	13,100	57,627
TBEA, Cl A	29,175	27,855
XCMG Construction Machinery, Cl A	61,148	48,022
Xinjiang Goldwind Science & Technology, Cl A	27,144	46,571
Yangzijiang Shipbuilding Holdings	60,000	49,976
Zhejiang Expressway, Cl H	38,000	34,626
Zhengzhou Yutong Bus, Cl A	17,497	35,797
Zhuzhou CRRC Times Electric, Cl H	14,400	52,116

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Zoomlion Heavy Industry Science and Technology	36,600	$30,673
		2,129,387
Materials — 4.4%
Anhui Conch Cement, Cl H	32,000	233,271
BBMG, Cl A	63,500	34,006
Beijing Oriental Yuhong Waterproof Technology, Cl A	11,424	43,153
China National Building Material, Cl H	103,000	115,005
China Northern Rare Earth Group High-Tech, Cl A	28,524	44,392
Huaxin Cement, Cl A	10,500	39,843
Yintai Resources, Cl A	15,600	30,483
		540,153
Utilities — 10.3%
Beijing Enterprises Holdings	13,000	59,646
CGN Power, Cl H	279,875	74,712
China National Nuclear Power, Cl A	102,042	73,251
China Yangtze Power, Cl A	172,443	455,052
ENN Energy Holdings	20,700	226,213
GD Power Development, Cl A	154,800	52,006
Huadian Power International, Cl A	53,342	28,107
Huaneng Power International, Cl H	99,000	50,060
Kunlun Energy	92,000	81,234
SDIC Power Holdings, Cl A	52,606	69,334
Shenergy, Cl A	38,719	32,298
Sichuan Chuantou Energy, Cl A	34,684	49,050
		1,250,963
TOTAL CHINA		4,487,150

HONG KONG — 5.8%
Industrials — 1.2%
China Communications Services, Cl H	64,000	46,654
Shenzhen International Holdings	25,310	55,611
Sinotruk Hong Kong	18,000	38,394
		140,659
Materials — 0.7%
China Resources Cement Holdings	66,000	84,027

Utilities — 3.9%
China Gas Holdings	48,200	180,631
China Longyuan Power Group, Cl H	84,000	53,148
China Resources Gas Group	23,500	129,084
China Resources Power Holdings	48,635	68,286

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Huaneng Renewables, Cl H	126,860	$49,332
		480,481
TOTAL HONG KONG		705,167

INDIA — 2.6%
Industrials — 0.5%
AIA Engineering	2,617	60,477

Materials — 2.1%
Hindalco Industries	82,843	250,868
TOTAL INDIA		311,345

INDONESIA — 4.5%
Energy — 1.3%
Adaro Energy	1,011,200	113,266
Bukit Asam	240,900	46,158
		159,424
Materials — 3.2%
Barito Pacific *	1,888,100	205,369
Indah Kiat Pulp & Paper	193,500	107,326
Pabrik Kertas Tjiwi Kimia	101,400	75,050
		387,745
TOTAL INDONESIA		547,169

ISRAEL — 1.9%
Materials — 1.9%
Israel Chemicals	50,325	236,764
TOTAL ISRAEL		236,764

JORDAN — 0.4%
Financials — 0.4%
Arab Bank	5,868	47,590
TOTAL JORDAN		47,590

KUWAIT — 1.5%
Industrials — 1.5%
Agility Public Warehousing KSC	68,435	184,569
TOTAL KUWAIT		184,569

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued

MALAYSIA — 4.6%
Energy — 0.3%
Sapura Energy	506,400	$33,426

Industrials — 0.9%
Sime Darby	193,300	104,908

Materials — 3.4%
Petronas Chemicals Group	168,800	303,307
Press Metal Aluminium Holdings	99,400	112,996
		416,303
TOTAL MALAYSIA		554,637

PHILIPPINES — 4.2%
Industrials — 4.2%
International Container Terminal Services	70,170	178,179
JG Summit Holdings	208,280	332,294
TOTAL PHILIPPINES		510,473

POLAND — 2.1%
Materials — 2.1%
KGHM Polska Miedz	9,863	248,912
TOTAL POLAND		248,912

RUSSIA — 11.2%
Energy — 6.1%
Rosneft	78,780	570,386
Surgutneftegas	219,000	177,954
		748,340
Materials — 5.1%
MMC Norilsk Nickel PJSC	2,006	616,935
TOTAL RUSSIA		1,365,275

SINGAPORE — 8.6%
Financials — 5.4%
Oversea-Chinese Banking	80,412	656,620

Industrials — 3.2%
Keppel	36,000	181,252
Singapore Airlines	13,400	90,087
Singapore Technologies Engineering	38,800	113,689
		385,028
TOTAL SINGAPORE		1,041,648

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH AFRICA — 8.8%
Materials — 8.8%
Anglo American Platinum	3,806	$355,827
Impala Platinum Holdings *	56,379	578,647
Kumba Iron Ore	4,546	135,582
TOTAL SOUTH AFRICA		1,070,056

THAILAND — 3.3%
Energy — 0.8%
IRPC	818,800	100,595

Materials — 2.5%
PTT Global Chemical	159,600	303,708
TOTAL THAILAND		404,303

TURKEY — 0.8%
Industrials — 0.8%
Turk Hava Yollari AO *	38,819	94,324
TOTAL TURKEY		94,324

UNITED ARAB EMIRATES — 0.6%
Industrials — 0.6%
Air Arabia PJSC	160,132	70,188
TOTAL UNITED ARAB EMIRATES		70,188

UNITED KINGDOM — 0.3%
Energy — 0.3%
NAC Kazatomprom JSC GDR	2,743	35,659
TOTAL UNITED KINGDOM		35,659
TOTAL COMMON STOCK
(Cost $11,517,619)		11,915,229

PREFERRED STOCK — 1.8%
RUSSIA— 1.8%
Energy — 1.8%
Surgutneftegas PJSC(A)	209,500	127,246
Transneft(A)	32	91,062
TOTAL RUSSIA		218,308
TOTAL PREFERRED STOCK
(Cost $210,765)		218,308
TOTAL INVESTMENTS — 100.0%
(Cost $11,728,384)		12,133,537
OTHER ASSETS LESS LIABILITIES – 0%		6,013
NET ASSETS - 100%		$12,139,550

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Currently, no stated interest rate.

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
China	$4,487,150	$—	$—	$4,487,150
Hong Kong	705,167	—	—	705,167
India	311,345	—	—	311,345
Indonesia	547,169	—	—	547,169
Israel	236,764	—	—	236,764
Jordan	47,590	—	—	47,590
Kuwait	184,569	—	—	184,569
Malaysia	554,637	—	—	554,637
Philippines	510,473	—	—	510,473
Poland	248,912	—	—	248,912
Russia	1,365,275	—	—	1,365,275
Singapore	1,041,648	—	—	1,041,648
South Africa	1,070,056	—	—	1,070,056
Thailand	404,303	—	—	404,303
Turkey	94,324	—	—	94,324
United Arab Emirates	70,188	—	—	70,188
United Kingdom	35,659	—	—	35,659
Total Common Stock	11,915,229	—	—	11,915,229
Preferred Stock	127,246	91,062	—	218,308
Total Investments in Securities	$12,042,475	$91,062	$—	$12,133,537

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock
Beginning balance as of March 31, 2019	$293,832
Accrued discounts/premiums	—
Realized gain/(loss)	(236,811)
Change in unrealized appreciation/(depreciation)	36,175
Purchases	—
Sales	(93,196)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of December 31, 2019	$—

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI One Belt One Road Index ETF

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-006-0500

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — 99.0%‡

ARGENTINA — 3.2%
Consumer Discretionary — 3.2%
MercadoLibre *	1,091	$623,986
TOTAL ARGENTINA		623,986

BRAZIL — 6.4%
Communication Services — 0.7%
Smiles Fidelidade	14,600	142,527

Consumer Discretionary — 3.3%
B2W Cia Digital *	30,270	473,009
CVC Brasil Operadora e Agencia de Viagens	13,326	145,096
		618,105
Information Technology — 2.4%
Cielo	221,080	459,999
TOTAL BRAZIL		1,220,631

CHINA — 39.2%
Communication Services — 23.0%
58.com ADR *	7,337	474,924
Autohome ADR *	6,237	499,023
Baidu ADR *	5,503	695,579
China Telecom, Cl H	1,172,000	482,831
iQIYI ADR *	22,266	470,035
NetEase ADR	2,012	616,960
Tencent Holdings	14,675	707,401
Weibo ADR *	10,460	484,821
		4,431,574
Consumer Discretionary — 16.2%
Alibaba Group Holding ADR *	3,077	652,632
JD.com ADR *	19,149	674,619
New Oriental Education & Technology Group ADR *	5,211	631,833
TAL Education Group ADR *	9,829	473,758
Trip.com Group ADR	19,830	665,098
		3,097,940
TOTAL CHINA		7,529,514

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

GREECE — 5.0%
Communication Services — 2.6%
Hellenic Telecommunications Organization	30,683	$491,137

Consumer Discretionary — 2.4%
OPAP	35,655	463,863
TOTAL GREECE		955,000

INDIA — 0.7%
Consumer Discretionary — 0.7%
MakeMyTrip *	5,678	130,026
TOTAL INDIA		130,026

MALAYSIA — 3.1%
Communication Services — 2.4%
Telekom Malaysia	496,000	463,200

Information Technology — 0.7%
My EG Services	520,000	139,836
TOTAL MALAYSIA		603,036

MEXICO — 2.4%
Communication Services — 2.4%
Grupo Televisa	198,100	465,038
TOTAL MEXICO		465,038

POLAND — 3.2%
Communication Services — 3.2%
Cyfrowy Polsat	63,808	470,730
Orange Polska	77,357	145,429
TOTAL POLAND		616,159

PUERTO RICO — 0.8%
Information Technology — 0.8%
EVERTEC	4,321	147,087
TOTAL PUERTO RICO		147,087

RUSSIA — 3.3%
Communication Services — 2.7%
Mail.Ru Group GDR *	23,170	516,691

Information Technology — 0.6%
QIWI ADR	6,555	126,905
TOTAL RUSSIA		643,596

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH AFRICA — 3.9%
Consumer Discretionary — 3.9%
Naspers, Cl N	4,570	$748,662
TOTAL SOUTH AFRICA		748,662

SOUTH KOREA — 20.5%
Communication Services — 16.6%
Com2uSCorp	1,529	142,131
Kakao	3,576	474,656
KT ADR	40,512	469,939
NAVER *	4,396	708,940
NCSoft *	987	461,729
Netmarble * (A)	6,224	497,296
NHN *	2,486	143,599
Pearl Abyss * (A)	860	137,725
Studio Dragon *	2,076	145,228
		3,181,243
Consumer Discretionary — 0.8%
DoubleUGames *	3,415	147,207
Consumer Staples — 0.8%
Orion Holdings *	9,684	149,056
Financials — 0.7%
Daou Technology *	8,834	145,139
Health Care — 0.8%
Celltrion Pharm *	4,672	160,781
Information Technology — 0.8%
Douzone Bizon *	2,210	154,793
TOTAL SOUTH KOREA		3,938,219

TAIWAN — 2.2%
Information Technology — 2.2%
Wistron NeWeb	56,000	141,042
WPG Holdings	107,880	140,711
WT Microelectronics	102,000	143,250
TOTAL TAIWAN		425,003

THAILAND — 2.3%
Communication Services — 2.3%
Intouch Holdings, Cl F	231,237	441,959
TOTAL THAILAND		441,959

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Consumer Technology Index ETF

	Shares	Value

UNITED STATES — 2.8%
Information Technology — 2.8%
Pagseguro Digital, Cl A *	15,576	$532,076
TOTAL UNITED STATES		532,076
TOTAL COMMON STOCK
(Cost $19,468,484)		19,019,992

PREFERRED STOCK — 0.7%
BRAZIL— 0.7%
Communication Services — 0.7%
Oi *(B)	450,000	137,594

TOTAL PREFERRED STOCK
(Cost $168,796)		137,594

SHORT-TERM INVESTMENT(C)(D) — 3.3%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500%	624,929	624,929
TOTAL SHORT-TERM INVESTMENT
(Cost $624,929)		624,929
TOTAL INVESTMENTS — 103.0%
(Cost $20,262,209)		19,782,515
OTHER ASSETS LESS LIABILITIES – (3.0)%		(568,919)
NET ASSETS - 100%		$19,213,596

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $595,135.
(B)	Currently, no stated interest rate.
(C)	The rate shown is the 7-day effective yield as of December 31, 2019.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2019 was $624,929.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-007-0500

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡

CHINA — 42.9%
Consumer Discretionary — 15.3%
BYD, Cl A	4,300	$29,429
BYD, Cl H	26,000	129,636
NIO ADR *	31,131	125,147
		284,212
Industrials — 18.4%
China Conch Venture Holdings	38,500	167,997
Contemporary Amperex Technology, Cl A	5,900	90,129
Tus Environmental Science And Technology Development, Cl A	5,900	7,776
Xinjiang Goldwind Science & Technology, Cl A	12,735	21,849
Xinjiang Goldwind Science & Technology, Cl H	47,404	55,059
		342,810
Information Technology — 9.2%
JinkoSolar Holding ADR *	2,274	51,142
LONGi Green Energy Technology, Cl A	15,030	53,581
Sanan Optoelectronics, Cl A	16,900	44,548
Wuxi Lead Intelligent Equipment, Cl A	3,500	22,583
		171,854
TOTAL CHINA		798,876

HONG KONG — 56.5%
Consumer Discretionary — 2.9%
Tianneng Power International	45,885	34,921
Yadea Group Holdings	72,694	19,125
		54,046
Industrials — 9.8%
China Everbright International	172,216	138,139
China High Speed Transmission Equipment Group	28,000	19,872
CT Environmental Group *(A)(B)(C)	329,000	1,055
Dynagreen Environmental Protection Group, Cl H	24,000	10,134
Fullshare Holdings *	612,500	14,150
		183,350
Information Technology — 10.2%
China Railway Signal & Communication, Cl H *	102,000	56,945
GCL-Poly Energy Holdings *	955,000	36,157
Wasion Holdings	35,000	17,114
Xinyi Solar Holdings	111,588	79,196
		189,412

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI China Environment Index ETF

	Shares	Value
COMMON STOCK — continued

Real Estate — 16.3%
China Merchants Land *	86,000	$13,465
Shimao Property Holdings	42,000	162,787
SOHO China	143,000	53,957
Yuexiu Real Estate Investment Trust †	108,000	73,185
		303,394
Utilities — 17.3%
Beijing Enterprises Water Group	154,500	78,124
Canvest Environmental Protection Group	42,000	19,405
China Datang Renewable Power, Cl H	164,000	16,628
China Everbright Greentech	24,000	12,998
China Longyuan Power Group, Cl H	130,800	82,759
Concord New Energy Group	410,000	19,996
GCL New Energy Holdings *	392,000	7,949
Huaneng Renewables, Cl H	198,000	76,996
Panda Green Energy Group *	264,000	6,505
		321,360
TOTAL HONG KONG		1,051,562
SINGAPORE — 0.5%
Utilities — 0.5%
China Everbright Water	39,357	9,366
TOTAL SINGAPORE		9,366
TOTAL COMMON STOCK
(Cost $1,737,791)		1,859,804
TOTAL INVESTMENTS — 99.9%
(Cost $1,737,791)		1,859,804
OTHER ASSETS LESS LIABILITIES – 0.1%		1,094
NET ASSETS - 100%		$1,860,898

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

†	Real Estate Investment Trust

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee appointed by the Board of Trustees. The total value of such securities as of December 31, 2019 was $1,055 and represents 0.1% of Net Assets.
(B)	Level 3 security in accordance with fair value hierarchy.

(C)	Security considered illiquid. The total value of such securities as of December 31, 2019 was $1,055 and represents 0.1% of Net Assets.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI China Environment Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock
China	$798,876	$—	$—	$798,876
Hong Kong
Consumer Discretionary	54,046	—	—	54,046
Industrials	182,295	—	1,055	183,350
Information Technology	189,412	—	—	189,412
Real Estate	303,394	—	—	303,394
Utilities	321,360	—	—	321,360
Singapore	9,366	—	—	9,366
Total Common Stock	1,858,749	—	1,055	1,859,804
Total Investments in Securities	$1,858,749	$—	$1,055	$1,859,804

^	A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments is only presented when the Fund has over 1% of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-008-0500

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — 95.8%‡

AUSTRIA — 1.0%
Information Technology — 1.0%
ams *	5,344	$216,718
TOTAL AUSTRIA		216,718

CANADA — 1.5%
Materials — 1.5%
First Quantum Minerals	31,493	319,848
TOTAL CANADA		319,848

CHILE — 2.6%
Materials — 2.6%
Antofagasta	25,892	314,467
Sociedad Quimica y Minera de Chile ADR	8,821	235,432
TOTAL CHILE		549,899

CHINA — 21.2%
Communication Services — 2.1%
Baidu ADR *	3,488	440,883
Consumer Discretionary — 13.3%
Aerospace Hi-Tech Holdings Grp, Cl A	149,650	240,638
BYD, Cl H(A)	65,500	326,584
Great Wall Motor, Cl H	320,000	236,556
Guangdong Dongfang Precision Science & Technology, Cl A *	381,200	232,601
Huizhou Desay Sv Automotive, Cl A	55,900	243,419
Kuang-Chi Technologies, Cl A *	155,792	204,661
Ningbo Joyson Electronic, Cl A *	101,900	261,877
NIO ADR * (A)	96,279	387,042
SAIC Motor, Cl A	126,100	431,789
Zotye Automobile, Cl A *	627,626	264,021
		2,829,188
Industrials — 4.7%
Camel Group, Cl A	185,305	249,551
Guoxuan High-Tech, Cl A	124,589	260,263
Shenzhen Center Power Tech, Cl A *	67,300	259,725
Zhejiang Narada Power Source, Cl A *	158,100	244,692
		1,014,231
Information Technology — 1.1%
Shanghai Belling, Cl A	105,200	237,884
TOTAL CHINA		4,522,186

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

FRANCE — 2.2%
Consumer Discretionary — 1.4%
Valeo	8,659	$305,296
Information Technology — 0.8%
STMicroelectronics	6,168	165,958
TOTAL FRANCE		471,254

GERMANY — 10.3%
Consumer Discretionary — 8.3%
Bayerische Motoren Werke	8,893	730,111
Daimler	13,268	735,283
Hella GmbH & KGaA	5,773	319,732
		1,785,126
Information Technology — 2.0%
Infineon Technologies	18,346	418,251
TOTAL GERMANY		2,203,377

HONG KONG — 1.4%
Consumer Discretionary — 1.4%
Brilliance China Automotive Holdings	294,000	304,874
TOTAL HONG KONG		304,874

JAPAN — 2.8%
Industrials — 1.1%
GS Yuasa	10,700	232,855
Materials — 1.7%
Hitachi Chemical	8,800	370,462
TOTAL JAPAN		603,317

NETHERLANDS — 2.1%
Information Technology — 2.1%
NXP Semiconductors	3,458	440,065
TOTAL NETHERLANDS		440,065

PERU — 2.1%
Materials — 2.1%
Southern Copper	10,425	442,854
TOTAL PERU		442,854

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued

SOUTH KOREA — 2.1%
Information Technology — 2.1%
Samsung SDI	2,150	$438,757
TOTAL SOUTH KOREA		438,757

SWITZERLAND — 1.2%
Information Technology — 1.2%
STMicroelectronics	9,598	258,247
TOTAL SWITZERLAND		258,247

TAIWAN — 1.2%
Information Technology — 1.2%
Parade Technologies	12,000	246,189
TOTAL TAIWAN		246,189

UNITED KINGDOM — 1.1%
Information Technology — 1.1%
Dialog Semiconductor *	4,686	237,280
TOTAL UNITED KINGDOM		237,280

UNITED STATES — 43.0%
Communication Services — 3.5%
Alphabet, Cl A *	552	739,343
Consumer Discretionary — 11.7%
Aptiv	4,526	429,834
General Motors	20,829	762,341
Gentherm *	5,357	237,797
Tesla *	1,972	824,947
Visteon *	2,628	227,559
		2,482,478
Industrials — 2.2%
EnerSys	3,188	238,558
Plug Power * (A)	75,322	238,018
		476,576
Information Technology — 22.4%
Advanced Micro Devices *	17,760	814,473
Ambarella *	4,220	255,563
Analog Devices	6,327	751,901
Cirrus Logic *	3,079	253,740

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Maxim Integrated Products	7,107	$437,152
MaxLinear, Cl A *	11,375	241,378
NVIDIA	3,341	786,136
Skyworks Solutions	3,799	459,223
Texas Instruments	5,919	759,349
		4,758,915
Materials — 3.2%
Albemarle	4,869	355,632
FMC	3,239	323,317
		678,949
TOTAL UNITED STATES		9,136,261
TOTAL COMMON STOCK
(Cost $20,233,190)		20,391,126
PREFERRED STOCK — 3.4%

GERMANY— 3.4%
Consumer Discretionary — 3.4%
Volkswagen (B)	3,704	732,759
TOTAL PREFERRED STOCK
(Cost $649,056)		732,759
SHORT-TERM INVESTMENT(C) (D) — 4.2%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500%	900,270	900,270
TOTAL SHORT-TERM INVESTMENT
(Cost $900,270)		900,270
TOTAL INVESTMENTS — 103.4%
(Cost $21,782,516)		22,024,155
OTHER ASSETS LESS LIABILITIES – (3.4)%		(733,554)
NET ASSETS - 100%		$21,290,601

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $869,067.
(B)	Currently, no stated interest rate.

(C)	The rate shown is the 7-day effective yield as of December 31, 2019.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2019 was $900,270.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Electric Vehicles and Future Mobility Index ETF

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-009-0400

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
CHINA — 96.1%
Health Care — 96.1%
3SBio *	168,000	$217,767
Aier Eye Hospital Group, Cl A	122,805	697,496
Alibaba Health Information Technology *	462,000	533,638
Asymchem Laboratories Tianjin, Cl A	9,400	174,770
Autobio Diagnostics, Cl A	11,000	152,212
Beijing SL Pharmaceutical, Cl A	40,727	76,891
Beijing Tiantan Biological Products, Cl A	42,123	168,972
Beijing Tongrentang, Cl A	53,868	217,943
Betta Pharmaceuticals, Cl A	15,800	149,036
BGI Genomics, Cl A *	16,000	157,814
Changchun High & New Technology Industry Group, Cl A	6,700	429,983
Chengdu Kanghong Pharmaceutical Group, Cl A	29,510	156,635
China Medical System Holdings	179,000	257,756
China National Accord Medicines, Cl A	14,632	95,290
China National Medicines, Cl A	29,755	116,582
China Reform Health Management and Services Group, Cl A *	35,500	87,257
China Resources Double Crane Pharmaceutical, Cl A	41,307	77,393
China Resources Pharmaceutical Group	208,500	193,467
China Resources Sanjiu Medical & Pharmaceutical, Cl A	39,278	178,650
China Traditional Chinese Medicine Holdings	300,000	144,768
Chongqing Zhifei Biological Products, Cl A	53,500	381,444
CSPC Pharmaceutical Group	624,000	1,487,964
Dong-E-E-Jiao, Cl A	3,600	18,281
Dong-E-E-Jiao, Cl E	22,014	111,790
Genscript Biotech *	124,000	281,681
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl A	55,246	282,450
Guangzhou Kingmed Diagnostics Group, Cl A	18,800	138,251
Guizhou Bailing Group Pharmaceutical, Cl A	55,900	69,904
Hangzhou Tigermed Consulting, Cl A	29,950	271,544
Huadong Medicine, Cl A	68,422	239,496
Hualan Biological Engineering, Cl A	57,164	288,481
Hubei Jumpcan Pharmaceutical, Cl A	32,375	112,392
Hutchison China MediTech ADR *	7,892	197,852
Jafron Biomedical, Cl A	16,500	170,184
Jiangsu Hengrui Medicine, Cl A	149,609	1,879,903
Jiangsu Yuyue Medical Equipment & Supply, Cl A	40,810	119,058
Jilin Aodong Pharmaceutical Group, Cl A	45,431	107,819
Jinyu Bio-Technology, Cl A	45,668	122,740
Joincare Pharmaceutical Group Industry, Cl A	77,748	115,531
Jointown Pharmaceutical Group, Cl A	73,850	150,029
Lepu Medical Technology Beijing, Cl A	71,100	337,680
Livzon Pharmaceutical Group, Cl A	24,940	120,669
Luye Pharma Group (A)	150,500	112,801
Meinian Onehealth Healthcare Holdings, Cl A	150,911	322,617

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
COMMON STOCK — continued
Nanjing King-Friend Biochemical Pharmaceutical, Cl A	23,700	$141,142
Ovctek China, Cl A	16,400	111,442
Shandong Buchang Pharmaceuticals, Cl A	44,869	132,832
Shandong Weigao Group Medical Polymer, Cl H	272,000	326,045
Shanghai Fosun Pharmaceutical Group, Cl A	79,559	303,837
Shanghai Fosun Pharmaceutical Group, Cl H	69,000	208,103
Shanghai Pharmaceuticals Holding, Cl A	74,294	195,944
Shanghai Pharmaceuticals Holding, Cl H	109,300	212,658
Shenzhen Hepalink Pharmaceutical Group, Cl A	40,428	113,242
Shenzhen Kangtai Biological Products, Cl A	25,600	322,668
Shenzhen Mindray Bio-Medical Electronics, Cl A	16,053	419,237
Shenzhen Salubris Pharmaceuticals, Cl A	34,957	100,075
Shijiazhuang Yiling Pharmaceutical, Cl A	48,372	86,325
Sichuan Kelun Pharmaceutical, Cl A	57,900	195,268
Sino Biopharmaceutical	904,500	1,265,311
Sinopharm Group, Cl H	159,200	581,283
SSY Group	204,000	165,204
Tasly Pharmaceutical Group, Cl A	60,692	134,365
Tonghua Dongbao Pharmaceutical, Cl A	78,291	142,191
Topchoice Medical, Cl A *	12,800	188,422
Walvax Biotechnology, Cl A	61,600	286,900
Winning Health Technology Group, Cl A	66,600	143,237
WuXi AppTec, Cl A	57,305	757,907
WuXi AppTec, Cl H	20,700	256,764
Wuxi Biologics Cayman *	74,500	943,225
Yifan Pharmaceutical, Cl A	49,239	114,877
Yunnan Baiyao Group, Cl A	51,065	655,656
Zhangzhou Pientzehuang Pharmaceutical, Cl A	23,723	374,212
Zhejiang Conba Pharmaceutical, Cl A	106,913	94,401
Zhejiang Huahai Pharmaceutical, Cl A *	53,616	132,863
Zhejiang NHU, Cl A	84,533	282,297
Zhejiang Wolwo Bio-Pharmaceutical, Cl A	22,500	142,621
TOTAL CHINA		21,255,435

HONG KONG — 3.8%
Health Care — 3.8%
Hansoh Pharmaceutical Group *	62,000	206,088
Innovent Biologics *	96,000	327,114
Ping An Healthcare and Technology * (A)	43,400	316,652
TOTAL HONG KONG		849,854
TOTAL COMMON STOCK
(Cost $19,300,459)		22,105,289

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI All China Health Care Index ETF

	Shares	Value
SHORT-TERM INVESTMENT(B)(C) — 1.8%
Invesco Government & Agency Portfolio, Cl Institutional, 1.500%	406,597	$406,597
TOTAL SHORT-TERM INVESTMENT
(Cost $406,597)		406,597
TOTAL INVESTMENTS — 101.7%
(Cost $19,707,056)		22,511,886
OTHER ASSETS LESS LIABILITIES – (1.7)%		(384,995)
NET ASSETS - 100%		$22,126,891

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at December 31, 2019. The total market value of securities on loan at December 31, 2019 was $386,739.
(B)	The rate shown is the 7-day effective yield as of December 31, 2019.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of December 31, 2019 was $406,597.

ADR — American Depositary Receipt

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-010-0400

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — 95.8%
CHINA — 64.9%
Consumer Discretionary — 3.1%
CAR
8.875%, 05/10/2022	$200,000	$182,020
Golden Eagle Retail Group
4.625%, 05/21/2023	200,000	196,500
		378,520
Financials — 21.2%
CFLD Cayman Investment
8.600%, 04/08/2024	200,000	205,755
China Reinsurance Finance
3.375%, 03/09/2022	400,000	401,260
Fortune Star BVI
5.950%, 01/29/2023	200,000	201,022
GLP China Holdings
4.974%, 02/26/2024	200,000	211,223
Guotai Junan Holdings
3.875%, 03/11/2022	200,000	204,273
Kunming Traffic Investment
6.200%, 06/27/2022	300,000	302,770
KWG Group Holdings
7.875%, 09/01/2023	200,000	209,593
Poly Real Estate Finance
4.750%, 09/17/2023	200,000	211,239
Ronshine China Holdings
8.750%, 10/25/2022	200,000	208,491
Sino-Ocean Land Treasure IV
5.250%, 04/30/2022	200,000	207,712
Westwood Group Holdings
5.375%, 10/19/2023	200,000	213,492
		2,576,830
Industrials — 4.1%
CNAC HK Synbridge
5.000%, 05/05/2020	300,000	302,211
Lee & Man Paper Manufacturing
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.280%‡	200,000	199,542
		501,753
Materials — 2.1%
Chinalco Capital Holdings
4.250%, 04/21/2022	250,000	253,564

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — 30.8%
Agile Group Holdings
8.375%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+11.254%‡	$200,000	$208,720
Chengdu Economic & Technological Development Zone State-Owned Assets Investment
7.500%, 02/12/2022	200,000	202,579
China Aoyuan Group
7.950%, 09/07/2021	200,000	207,000
China Evergrande Group
7.500%, 06/28/2023	400,000	347,950
Country Garden Holdings
8.000%, 01/27/2024	400,000	437,910
Easy Tactic
8.625%, 02/27/2024	200,000	206,957
Fantasia Holdings Group
15.000%, 12/18/2021	200,000	217,239
Franshion Brilliant
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.859%‡	200,000	198,100
Kaisa Group Holdings
8.500%, 06/30/2022	200,000	196,491
Logan Property Holdings
5.250%, 02/23/2023	200,000	199,742
Shimao Property Holdings
6.125%, 02/21/2024	300,000	319,489
Shui On Development Holding
6.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+7.627%‡	200,000	199,459
Sunac China Holdings
8.350%, 04/19/2023	200,000	212,472
Times China Holdings
6.600%, 03/02/2023	200,000	202,464
Well Hope Development
3.875%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+6.927%‡	200,000	199,594
Yuzhou Properties
8.500%, 02/04/2023	200,000	211,975
		3,768,141
Utilities — 3.6%
Lenovo Group
4.750%, 03/29/2023	200,000	204,747
Nuoxi Capital
5.350%, 01/24/2023	200,000	72,094

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Utilities — continued
Tsinghua Unic
5.375%, 01/31/2023	$200,000	$156,094
		432,935
TOTAL CHINA		7,911,743

HONG KONG — 30.9%
Consumer Discretionary — 1.3%
Li & Fung
5.250%‡	200,000	156,100
Financials — 15.2%
AIA Group
3.125%, 03/13/2023	200,000	203,734
Bank of East Asia
5.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.834%‡	250,000	252,627
China CITIC Bank International
7.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.151%‡	200,000	216,754
CMB Wing Lung Bank
6.500%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.948%8‡	250,000	264,999
FWD Group
0.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.865%‡	300,000	245,397
Industrial & Commercial Bank of China Asia
4.250%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.135%‡	300,000	303,906
Nanyang Commercial Bank
5.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.205%‡	350,000	351,064
		1,838,481
Industrials — 3.3%
Celestial Miles
5.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+8.205%‡	200,000	210,418
China Water Affairs Group
5.250%, 02/07/2022	200,000	200,760
		411,178
Real Estate — 6.9%
HLP Finance
4.750%, 06/25/2022	200,000	209,162
Metropolitan Light
5.500%, 11/21/2022	180,000	185,961

Schedule of Investments (Unaudited) December 31, 2019

KraneShares CCBS China Corporate High Yield Bond USD Index ETF

	Face Amount	Value
CORPORATE OBLIGATIONS — continued
Real Estate — continued
Nan Fung Treasury
4.500%, 09/20/2022	$200,000	$207,686
NWD Finance BVI
5.750%‡	250,000	249,750
		852,559
Utilities — 4.2%
OVPH
5.875%‡	500,000	511,975
TOTAL HONG KONG		3,770,293
TOTAL CORPORATE OBLIGATIONS
(Cost $11,540,932)		11,682,036
TOTAL INVESTMENTS — 95.8%
(Cost $11,540,932)		11,682,036
OTHER ASSETS LESS LIABILITIES – 4.2%		517,635
NET ASSETS - 100%		$12,199,671

‡	Perpetual security with no stated maturity date.

VAR — Variable Rate

As of December 31, 2019, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-012-0400

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — 99.9%‡
BRAZIL — 10.3%
Health Care — 10.3%
Fleury	1,300	$9,866
Hapvida Participacoes e Investimentos	3,100	49,243
Notre Dame Intermedica Participacoes	2,200	37,326
Odontoprev	2,200	9,226
Qualicorp Consultoria e Corretora de Seguros	1,100	10,145
TOTAL BRAZIL		115,806

CHINA — 32.7%
Health Care — 32.7%
3SBio *	4,500	5,833
Aier Eye Hospital Group, Cl A	4,916	27,922
Autobio Diagnostics, Cl A	600	8,302
Beijing Tongrentang, Cl A	2,200	8,901
Changchun High & New Technology Industry Group, Cl A	300	19,253
China Biologic Products Holdings *	62	7,215
China Medical System Holdings	4,000	5,760
Chongqing Zhifei Biological Products, Cl A	2,613	18,630
Genscript Biotech *	2,000	4,543
Hangzhou Tigermed Consulting, Cl A	1,200	10,880
Huadong Medicine, Cl A	2,840	9,941
Hualan Biological Engineering, Cl A	2,300	11,607
Jiangsu Hengrui Medicine, Cl A	3,690	46,362
Lepu Medical Technology Beijing, Cl A	2,622	12,453
Luye Pharma Group	5,500	4,122
Shandong Weigao Group Medical Polymer, Cl H	8,000	9,590
Shanghai RAAS Blood Products, Cl A *	8,600	9,162
Shenzhen Kangtai Biological Products, Cl A	900	11,344
Shenzhen Mindray Bio-Medical Electronics, Cl A	1,800	47,008
Topchoice Medical, Cl A *	500	7,360
Walvax Biotechnology, Cl A	2,400	11,178
WuXi AppTec, Cl H	280	3,473
Wuxi Biologics Cayman *	2,000	25,322
Yunnan Baiyao Group, Cl A	1,800	23,111
Zai Lab ADR *	100	4,159
Zhangzhou Pientzehuang Pharmaceutical, Cl A	1,000	15,774
TOTAL CHINA		369,205

HONG KONG — 4.6%
Health Care — 4.6%
Hansoh Pharmaceutical Group *	8,000	26,592
Innovent Biologics *	2,000	6,815
Jinxin Fertility Group *	2,000	2,674
Microport Scientific	3,000	3,554

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Ping An Healthcare and Technology *	1,600	$11,674
TOTAL HONG KONG		51,309

HUNGARY — 1.4%
Health Care — 1.4%
Richter Gedeon Nyrt	731	15,917
TOTAL HUNGARY		15,917

INDIA — 10.4%
Health Care — 10.4%
Apollo Hospitals Enterprise	553	11,172
Aurobindo Pharma	2,267	14,510
Biocon	4,679	19,253
Fortis Healthcare *	3,315	6,125
Piramal Enterprises	825	17,609
Sun Pharmaceutical Industries	8,034	48,686
TOTAL INDIA		117,355

INDONESIA — 2.9%
Health Care — 2.9%
Kalbe Farma	190,300	22,207
Mitra Keluarga Karyasehat	55,500	10,674
TOTAL INDONESIA		32,881

MALAYSIA — 6.8%
Health Care — 6.8%
Hartalega Holdings	13,500	18,086
IHH Healthcare	35,200	47,071
Top Glove	10,100	11,605
TOTAL MALAYSIA		76,762

MEXICO — 0.4%
Health Care — 0.4%
Genomma Lab Internacional, Cl B *	4,200	4,170
TOTAL MEXICO		4,170

SOUTH AFRICA — 2.9%
Health Care — 2.9%
Aspen Pharmacare Holdings *	1,789	15,253
Life Healthcare Group Holdings	5,659	9,975
Netcare	5,165	7,188
TOTAL SOUTH AFRICA		32,416

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Healthcare Index ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 20.9%
Consumer Discretionary — 1.4%
HLB *	164	$16,294
Health Care — 19.5%
Celltrion *	333	52,096
Celltrion Healthcare *	608	27,862
Daewoong Pharmaceutical	45	5,350
Genexine *	96	5,188
Green Cross	44	5,041
Hanall Biopharma *	203	6,372
Hanmi Pharm	46	11,768
Hanmi Science	269	8,930
Helixmith *	81	6,493
Hugel *	20	6,878
Medy-Tox	24	6,164
Mezzion Pharma *	40	6,617
Samsung Biologics *	149	55,789
SillaJen *	261	3,284
Yuhan	55	11,166
		218,998
TOTAL SOUTH KOREA		235,292

THAILAND — 6.6%
Health Care — 6.6%
Bangkok Chain Hospital	9,900	5,652
Bangkok Dusit Medical Services, Cl F	63,700	55,292
Bumrungrad Hospital	2,800	13,741
TOTAL THAILAND		74,685
TOTAL COMMON STOCK
(Cost $1,044,958)		1,125,798

RIGHTS — 0.0%
Piramal Enterprises, Expires 01/20/2020*
(Cost $–)	109	341

TOTAL INVESTMENTS — 99.9%
(Cost $1,044,958)		1,126,139
OTHER ASSETS LESS LIABILITIES – 0.1%		1,326
NET ASSETS - 100%		$1,127,465

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.

ADR — American Depositary Receipt

Schedule of Investments (Unaudited) December 31, 2019

KraneShares Emerging Markets Healthcare Index ETF

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-018-0100

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — 93.4%‡
BRAZIL — 6.9%
Consumer Discretionary — 0.7%
Cogna Educacao	1,000	$2,841
Lojas Renner	550	7,683
Magazine Luiza	800	9,486
		20,010
Consumer Staples — 1.1%
Ambev *	3,800	17,636
BRF *	300	2,625
JBS	600	3,848
Raia Drogasil *	200	5,551
		29,660
Energy — 1.0%
Petroleo Brasileiro *	3,100	24,660
Ultrapar Participacoes	600	3,800
		28,460
Financials — 1.6%
B3 - Brasil Bolsa Balcao	1,400	14,955
Banco Bradesco *	800	6,776
Banco do Brasil *	700	9,191
Banco Santander Brasil	300	3,693
BB Seguridade Participacoes	500	4,686
IRB Brasil Resseguros S	300	2,905
		42,206
Industrials — 0.8%
CCR	800	3,775
Embraer	500	2,452
Localiza Rent a Car	420	4,950
Rumo *	800	5,191
WEG	600	5,170
		21,538
Information Technology — 0.1%
Cielo	800	1,665
Materials — 1.4%
Klabin	500	2,288
Suzano	400	3,945
Vale *	2,400	31,800
		38,033
Utilities — 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo *	200	3,011

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Equatorial Energia	500	$2,833
		5,844
TOTAL BRAZIL		187,416

CHILE — 1.0%
Consumer Discretionary — 0.1%
SACI Falabella	514	2,215
Energy — 0.1%
Empresas COPEC *	268	2,406
Financials — 0.3%
Banco de Chile	17,262	1,830
Banco de Credito e Inversiones	33	1,497
Banco Santander Chile	45,657	2,611
		5,938
Industrials — 0.1%
Latam Airlines Group	207	2,077
Materials — 0.1%
Empresas CMPC	867	2,122
Utilities — 0.3%
Enel Americas	19,579	4,348
Enel Chile	19,330	1,812
		6,160
TOTAL CHILE		20,918

COLOMBIA — 0.2%
Energy — 0.1%
Ecopetrol	3,338	3,372
Financials — 0.1%
Bancolombia	154	2,065
TOTAL COLOMBIA		5,437

CZECH REPUBLIC — 0.2%
Financials — 0.1%
Komercni banka as	51	1,869
Utilities — 0.1%
CEZ	109	2,453
TOTAL CZECH REPUBLIC		4,322

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
EGYPT — 0.2%
Financials — 0.2%
Commercial International Bank Egypt SAE	906	$4,686
TOTAL EGYPT		4,686

GREECE — 0.1%
Communication Services — 0.1%
Hellenic Telecommunications Organization	166	2,657
TOTAL GREECE		2,657

HUNGARY — 0.4%
Energy — 0.1%
MOL Hungarian Oil & Gas	248	2,475
Financials — 0.3%
OTP Bank Nyrt	152	7,961
TOTAL HUNGARY		10,436

INDIA — 13.4%
Communication Services — 0.4%
Bharti Airtel *	1,540	9,834
Consumer Discretionary — 0.8%
Bajaj Auto	56	2,499
Eicher Motors	9	2,839
Mahindra & Mahindra	503	3,746
Maruti Suzuki India	85	8,775
Tata Motors *	1,250	3,242
Titan	214	3,561
		24,662
Consumer Staples — 1.4%
Dabur India	361	2,318
Godrej Consumer Products	248	2,378
Hindustan Unilever	625	16,838
ITC	3,000	9,991
Nestle India	16	3,314
		34,839
Energy — 2.2%
Bharat Petroleum	522	3,595
Indian Oil	1,500	2,638
Oil & Natural Gas	961	1,734
Reliance Industries	2,308	48,957
		56,924

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — 3.9%
Axis Bank	1,900	$20,073
Bajaj Finance	160	9,493
Bajaj Finserv	26	3,422
Housing Development Finance	1,369	46,272
ICICI Bank	2,000	15,100
State Bank of India *	1,500	7,014
		101,374
Health Care — 0.4%
Aurobindo Pharma	180	1,152
Dr Reddy’s Laboratories	78	3,141
Piramal Enterprises	55	1,174
Sun Pharmaceutical Industries	750	4,545
		10,012
Industrials — 0.3%
Larsen & Toubro	400	7,275
Information Technology — 2.7%
HCL Technologies	900	7,163
Infosys ADR	3,160	32,611
Tata Consultancy Services	750	22,714
Tech Mahindra	318	3,396
Wipro	1,250	4,305
		70,189
Materials — 0.9%
Asian Paints	212	5,301
Grasim Industries	226	2,355
Hindalco Industries	816	2,471
JSW Steel	592	2,240
UltraTech Cement	80	4,535
UPL	373	3,054
Vedanta	909	1,941
		21,897
Utilities — 0.4%
GAIL India	1,400	2,374
NTPC	1,800	3,002
Power Grid Corp of India	1,600	4,265
		9,641
TOTAL INDIA		346,647

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
INDONESIA — 3.0%
Communication Services — 0.5%
Telekomunikasi Indonesia Persero	46,000	$13,155
Consumer Discretionary — 0.4%
Astra International	20,000	9,977
Consumer Staples — 0.2%
Charoen Pokphand Indonesia	6,300	2,950
Unilever Indonesia	1,300	3,933
		6,883
Energy — 0.1%
United Tractors	1,500	2,326
Financials — 1.8%
Bank Central Asia	8,700	20,947
Bank Mandiri Persero	18,000	9,951
Bank Negara Indonesia Persero	6,700	3,789
Bank Rakyat Indonesia Persero	50,000	15,847
		50,534
TOTAL INDONESIA		82,875

MALAYSIA — 2.7%
Communication Services — 0.2%
DiGi.Com	3,000	3,271
Maxis	3,000	3,902
		7,173
Consumer Discretionary — 0.1%
Genting	2,000	2,958
Consumer Staples — 0.1%
Sime Darby Plantation	2,300	3,064
Financials — 1.5%
CIMB Group Holdings	8,000	10,072
Hong Leong Bank	500	2,115
Malayan Banking	5,616	11,862
Public Bank	2,600	12,356
		36,405

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 0.1%
IHH Healthcare	2,000	$2,674
Materials — 0.2%
Petronas Chemicals Group	3,000	5,391
Utilities — 0.5%
Petronas Gas	500	2,032
Tenaga Nasional	3,700	11,994
		14,026
TOTAL MALAYSIA		71,691

MEXICO — 3.8%
Communication Services — 1.1%
America Movil	28,000	22,389
Grupo Televisa	2,000	4,695
		27,084
Consumer Staples — 1.1%
Fomento Economico Mexicano	1,700	16,054
Grupo Bimbo, Ser A	1,100	2,007
Wal-Mart de Mexico	4,300	12,361
		30,422
Financials — 0.6%
Grupo Financiero Banorte, Cl O	2,200	12,298
Grupo Financiero Inbursa, Cl O	1,500	1,843
		14,141
Industrials — 0.3%
Alfa, Cl A	2,200	1,824
Grupo Aeroportuario del Pacifico, Cl B	200	2,380
Grupo Aeroportuario del Sureste, Cl B	145	2,720
		6,924
Materials — 0.5%
Cemex	12,500	4,687
Grupo Mexico	2,900	7,983
		12,670
Real Estate — 0.2%
Fibra Uno Administracion †	2,800	4,341
TOTAL MEXICO		95,582

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
PERU — 1.2%
Financials — 0.6%
Credicorp	72	$15,345
Materials — 0.6%
Cia de Minas Buenaventura SAA ADR	571	8,622
Southern Copper	169	7,179
		15,801
TOTAL PERU		31,146

PHILIPPINES — 1.5%
Financials — 0.2%
BDO Unibank	2,100	6,551
Industrials — 0.6%
Ayala	300	4,653
JG Summit Holdings	3,500	5,584
SM Investments	300	6,178
		16,415
Real Estate — 0.7%
Ayala Land	10,500	9,433
SM Prime Holdings	14,000	11,639
		21,072
TOTAL PHILIPPINES		44,038

POLAND — 1.4%
Communication Services — 0.2%
CD Projekt	60	4,428
Consumer Discretionary — 0.1%
LPP	1	2,329
Energy — 0.2%
Polski Koncern Naftowy ORLEN	280	6,345
Financials — 0.8%
Bank Polska Kasa Opieki	165	4,376
Powszechna Kasa Oszczednosci Bank Polski	825	7,507
Powszechny Zaklad Ubezpieczen	600	6,341
Santander Bank Polska	32	2,597
		20,821
Materials — 0.1%
KGHM Polska Miedz *	115	2,902
TOTAL POLAND		36,825

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
QATAR — 1.3%
Financials — 1.1%
Masraf Al Rayan QSC	3,750	$4,079
Qatar Islamic Bank SAQ	1,100	4,631
Qatar National Bank QPSC	3,900	22,054
		30,764
Industrials — 0.2%
Industries Qatar QSC	1,750	4,941
TOTAL QATAR		35,705

RUSSIA — 6.6%
Communication Services — 0.1%
Mobile TeleSystems PJSC ADR	348	3,532
Consumer Discretionary — 0.1%
X5 Retail Group GDR	83	2,852
Energy — 4.1%
Gazprom PJSC	8,300	34,263
LUKOIL PJSC	345	34,266
Novatek PJSC GDR	70	14,350
Rosneft	950	6,878
Tatneft PJSC	1,530	18,714
		108,471
Financials — 1.3%
Sberbank of Russia PJSC	9,190	37,692
Materials — 1.0%
Alrosa PJSC	1,750	2,376
MMC Norilsk Nickel PJSC	62	19,068
Novolipetsk Steel PJSC	820	1,897
Severstal PJSC	140	2,113
		25,454
TOTAL RUSSIA		178,001

SOUTH AFRICA — 7.1%
Communication Services — 0.5%
Group	1,400	8,259
MultiChoice Group *	284	2,366
Vodacom Group	425	3,504
		14,129
Consumer Discretionary — 2.6%
Absa Group	600	6,407
Mr Price Group	162	2,114

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Naspers, Cl N	345	$56,519
Woolworths Holdings	658	2,287
		67,327
Consumer Staples — 0.6%
Bid	280	6,612
Clicks Group	168	3,083
Shoprite Holdings	281	2,530
Tiger Brands	109	1,642
		13,867
Energy — 0.1%
Exxaro Resources	174	1,632
Financials — 2.1%
Capitec Bank Holdings	26	2,689
Discovery	244	2,105
FirstRand	2,800	12,575
Nedbank Group	335	5,134
Old Mutual	3,300	4,640
Remgro	355	4,950
RMB Holdings	467	2,686
Sanlam	1,216	6,878
Standard Bank Group	1,100	13,241
		54,898
Industrials — 0.4%
Bidvest Group	224	3,280
Sasol	465	10,092
		13,372
Materials — 0.5%
Anglo American Platinum	35	3,272
AngloGold Ashanti	330	7,469
Gold Fields	541	3,709
		14,450
Real Estate — 0.3%
Growthpoint Properties †	1,998	3,159
NEPI Rockcastle	269	2,382
Redefine Properties †	3,614	1,954
		7,495
TOTAL SOUTH AFRICA		187,170

SOUTH KOREA — 18.4%
Communication Services — 1.3%
Kakao	34	4,513
NAVER	125	20,159

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
NCSoft	15	$7,017
SK Telecom	13	2,675
		34,364
Consumer Discretionary — 1.9%
Fila Korea	32	1,467
Hyundai Mobis	57	12,618
Hyundai Motor	125	13,024
Kangwon Land	81	2,073
Kia Motors	250	9,577
LG Electronics	95	5,923
Woongjin Coway	36	2,898
		47,580
Consumer Staples — 0.8%
Amorepacific	21	3,632
E-MART	13	1,433
KT&G	95	7,705
LG Household & Health Care	8	8,724
		21,494
Energy — 0.4%
SK Innovation	53	6,874
S-Oil	31	2,555
		9,429
Financials — 2.1%
DB Insurance	34	1,538
Hana Financial Group	300	9,572
Industrial Bank of Korea	174	1,775
KB Financial Group	358	14,751
Samsung Fire & Marine Insurance	26	5,475
Samsung Life Insurance	47	3,028
Shinhan Financial Group	383	14,357
Woori Financial Group	327	3,280
		53,776
Health Care — 0.7%
Celltrion *	74	11,503
Celltrion Healthcare *	35	1,588
Helixmith *	10	802
Samsung Biologics *	10	3,744
		17,637
Industrials — 1.0%
Hyundai Engineering & Construction	54	1,975
Hyundai Heavy Industries Holdings	6	1,754
Korea Shipbuilding & Offshore Engineering *	26	2,843

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
LG	85	$5,424
Samsung C&T	70	6,568
Samsung Heavy Industries *	299	1,880
SK Holdings	26	5,890
		26,334
Information Technology — 8.8%
LG Display *	148	2,080
Samsung Electro-Mechanics	50	5,404
Samsung Electronics	3,732	180,073
Samsung SDI	45	9,183
Samsung SDS	23	3,868
SK Hynix	469	38,162
		238,770
Materials — 1.2%
Hyundai Steel	54	1,469
Korea Zinc	5	1,838
LG Chemical	40	10,982
Lotte Chemical	12	2,324
POSCO	68	13,906
		30,519
Utilities — 0.2%
Korea Electric Power *	275	6,611
TOTAL SOUTH KOREA		486,514

TAIWAN — 19.1%
Communication Services — 0.8%
Chunghwa Telecom	4,000	14,678
Far EasTone Telecommunications	1,000	2,405
Taiwan Mobile	1,000	3,736
		20,819
Consumer Staples — 0.8%
President Chain Store	1,000	10,141
Uni-President Enterprises	4,000	9,902
		20,043
Energy — 0.1%
Formosa Petrochemical	1,000	3,252
Financials — 3.0%
Cathay Financial Holding	6,000	8,516
Chailease Holding	1,030	4,742
Chang Hwa Commercial Bank	4,080	3,090
China Development Financial Holding	9,000	2,921
CTBC Financial Holding	12,000	8,967

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
E.Sun Financial Holding	7,497	$6,978
First Financial Holding	7,070	5,590
Fubon Financial Holding	6,000	9,286
Hua Nan Financial Holdings	5,272	3,869
Mega Financial Holding	8,000	8,166
Shanghai Commercial & Savings Bank	2,000	3,469
Shin Kong Financial Holding *	7,000	2,417
SinoPac Financial Holdings	7,000	3,036
Taishin Financial Holding	7,145	3,456
Taiwan Cooperative Financial Holding	6,180	4,278
Yuanta Financial Holding	7,000	4,717
		83,498
Industrials — 0.1%
Far Eastern New Century	2,000	1,992
Information Technology — 12.5%
ASE Technology Holding	2,000	5,551
Asustek Computer	1,000	7,723
AU Optronics	6,000	2,012
Catcher Technology	1,000	7,572
Delta Electronics	2,000	10,108
Hon Hai Precision Industry	11,000	33,319
Innolux	6,000	1,667
Lite-On Technology	1,000	1,646
MediaTek	1,000	14,795
Novatek Microelectronics	1,000	7,306
Pegatron	1,000	2,282
Quanta Computer	2,000	4,290
Taiwan Semiconductor Manufacturing	20,000	220,835
United Microelectronics	8,000	4,390
		323,496
Materials — 1.8%
Asia Cement	2,000	3,199
China Steel	9,000	7,176
Formosa Chemicals & Fibre	2,000	5,838
Formosa Plastics	4,000	13,317
Nan Ya Plastics	5,000	12,143
Taiwan Cement	3,210	4,679
		46,352
TOTAL TAIWAN		499,452

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

THAILAND — 3.1%
Communication Services — 0.3%
Advanced Info Service	1,000	$7,111
Consumer Staples — 0.5%
CP ALL	5,000	12,060
Energy — 0.8%
PTT	10,500	15,424
PTT Exploration & Production	1,400	5,819
		21,243
Financials — 0.6%
Kasikornbank	1,800	9,074
Siam Commercial Bank	1,800	7,331
		16,405
Health Care — 0.1%
Bangkok Dusit Medical Services	3,500	3,039
Industrials — 0.4%
Airports of Thailand	4,300	10,659
Materials — 0.3%
PTT Global Chemical	2,300	4,377
Siam Cement	400	5,234
		9,611
Real Estate — 0.1%
Central Pattana	1,300	2,702
TOTAL THAILAND		82,830

TURKEY — 1.0%
Consumer Staples — 0.2%
BIM Birlesik Magazalar	700	5,488
Energy — 0.2%
Tupras Turkiye Petrol Rafinerileri	200	4,261
Financials — 0.6%
Akbank T.A.S. *	5,000	6,814
Turkiye Garanti Bankasi *	4,000	7,488
		14,302
TOTAL TURKEY		24,051

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
COMMON STOCK — continued

UNITED ARAB EMIRATES — 0.7%
Communication Services — 0.2%
Emirates Telecommunications Group PJSC	1,165	$5,189
Financials — 0.4%
Abu Dhabi Commercial Bank PJSC	1,392	3,001
First Abu Dhabi Bank PJSC	1,901	7,846
		10,847
Real Estate — 0.1%
Emaar Properties PJSC	2,352	2,574
TOTAL UNITED ARAB EMIRATES		18,610

UNITED KINGDOM — 0.1%
Consumer Staples — 0.1%
Magnit PJSC GDR	242	2,917
TOTAL UNITED KINGDOM		2,917
TOTAL COMMON STOCK
(Cost $2,339,320)		2,459,926

PREFERRED STOCK(A) — 6.0%
BRAZIL— 4.6%
Communication Services — 0.2%
Telefonica Brasil	400	5,765
Consumer Discretionary — 0.1%
Lojas Americanas*	500	3,220
Consumer Staples — 0.1%
Cia Brasileira de Distribuicao*	100	2,179
Energy — 1.0%
Petroleo Brasileiro	3,400	25,508
Financials — 3.0%
Banco Bradesco*	3,400	30,571
Itau Unibanco Holding	3,900	35,969
Itausa - Investimentos Itau	3,600	12,609
		79,149
Materials — 0.1%
Gerdau	700	3,480
Utilities — 0.1%
Cia Energetica de Minas Gerais	600	2,057
TOTAL BRAZIL		121,358

CHILE— 0.1%
Materials — 0.1%
Sociedad Quimica y Minera de Chile	83	2,220

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

	Shares	Value
PREFERRED STOCK — continued

COLOMBIA— 0.2%
Financials — 0.2%
Bancolombia	307	$4,285
RUSSIA— 0.1%
Energy — 0.1%
Surgutneftegas PJSC	4,700	2,855
SOUTH KOREA— 1.0%
Information Technology — 1.0%
Samsung Electronics	700	27,481
TOTAL PREFERRED STOCK
(Cost $145,185)		158,199
RIGHTS — 0.0%
Piramal Enterprises, Expires 01/20/2020*
(Cost $–)	7	22

TOTAL INVESTMENTS — 99.4%
(Cost $2,484,505)		2,618,147
OTHER ASSETS LESS LIABILITIES – 0.6%		15,687
NET ASSETS - 100%		$2,633,834

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
†	Real Estate Investment Trust
(A)	Currently, no stated interest rate.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

PJSC — Public Joint-Stock Company

Ser — Series

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Brazil	$187,416	$—	$—	$187,416
Chile
Consumer Discretionary	—	2,215	—	2,215
Energy	—	2,406	—	2,406
Financials	—	5,938	—	5,938
Industrials	2,077	—	—	2,077
Materials	2,122	—	—	2,122
Utilities	—	6,160	—	6,160
Colombia	5,437	—	—	5,437
Czech Republic	4,322	—	—	4,322
Egypt	4,686	—	—	4,686
Greece	2,657	—	—	2,657
Hungary	10,436	—	—	10,436
India	346,647	—	—	346,647
Indonesia	82,875	—	—	82,875
Malaysia	71,691	—	—	71,691
Mexico	95,582	—	—	95,582
Peru	31,146	—	—	31,146
Philippines	44,038	—	—	44,038
Poland	36,825	—	—	36,825
Qatar	35,705	—	—	35,705
Russia	178,001	—	—	178,001
South Africa	187,170	—	—	187,170
South Korea	486,514	—	—	486,514
Taiwan	499,452	—	—	499,452
Thailand	82,830	—	—	82,830
Turkey	24,051	—	—	24,051
United Arab Emirates	18,610	—	—	18,610
United Kingdom	2,917	—	—	2,917
Total Common Stock	2,443,207	16,719	—	2,459,926
Preferred Stock
Brazil
Communication Services	5,765	—	—	5,765
Consumer Discretionary	3,220	—	—	3,220
Consumer Staples	—	2,179	—	2,179
Energy	25,508	—	—	25,508
Financials	79,149	—	—	79,149
Materials	3,480	—	—	3,480
Utilities	2,057	—	—	2,057
Chile	2,220	—	—	2,220
Colombia	4,285	—	—	4,285
Russia	2,855	—	—	2,855
South Korea	27,481	—	—	27,481
Total Preferred Stock	156,020	2,179	—	158,199
Rights	22	—	—	22
Total Investments in Securities	$2,599,249	$18,898	$—	$2,618,147

Schedule of Investments (Unaudited) December 31, 2019

KraneShares MSCI Emerging Markets ex China Index ETF

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-014-0200

Schedule of Investments (Unaudited) December 31, 2019

Quadratic Interest Rate Volatility and Inflation Hedge ETF

	Shares	Value
EXCHANGE - TRADED FUND — 87.2%

UNITED STATES — 87.2%
Schwab US TIPS ETF	1,264,983	$71,635,987
TOTAL EXCHANGE - TRADED FUND
(Cost $71,247,222)		71,635,987

PURCHASED OPTIONS(A) — 3.8%
TOTAL PURCHASED OPTIONS
(Cost $4,414,375)		3,138,815

TOTAL INVESTMENTS — 91.0%
(Cost $75,661,597)		74,774,802
OTHER ASSETS LESS LIABILITIES – 9.0%		7,363,343
NET ASSETS - 100%		$82,138,145

†	Represents cost.
(A)	Refer to option table below.

	Number of	Notional	Exercise	Expiration
Description	Contracts	Amount†	Price	Date	Value

PURCHASED OPTIONS — 3.8%

Call Options
Constant Maturity Spread	65,000	$982,500	$0.21	12/21/20	$1,165,662
Constant Maturity Spread	25,000	370,000	0.27	07/27/20	257,006
Constant Maturity Spread	35,000	495,250	0.32	07/06/20	250,968
Constant Maturity Spread	45,000	710,000	0.37	07/17/20	249,619
Constant Maturity Spread	40,000	580,000	0.30	05/13/21	646,533
Constant Maturity Spread	25,000	440,625	0.14	08/11/20	476,353
Constant Maturity Spread	60,000	836,000	0.50	06/03/20	92,674
Total Purchased Options		$4,414,375			$3,138,815

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

The following summarizes the market value of the Fund’s investments used as of December 31, 2019, based on the inputs used to value them:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange - Traded Fund	$71,635,987	$—	$—	$71,635,987
Purchased Options	—	3,138,815	—	3,138,815
Total Investments in Securities	$71,635,987	$3,138,815	$—	$74,774,802

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

Schedule of Investments (Unaudited) December 31, 2019

Quadratic Interest Rate Volatility and Inflation Hedge ETF

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-015-0200

Schedule of Investments (Unaudited) December 31, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 97.4%‡
UNITED STATES — 97.4%
Communication Services — 2.0%
AT&T	13,937	$544,658
Verizon Communications	8,704	534,426
		1,079,084
Consumer Discretionary — 11.0%
Home Depot	2,487	543,111
Leggett & Platt	10,035	510,079
Lowe’s	4,577	548,142
NIKE, Cl B	5,488	555,989
Polaris	5,570	566,469
Ross Stores	4,678	544,613
Target	4,264	546,687
Tiffany	3,992	533,531
TJX	8,904	543,678
VF	5,890	586,998
Williams-Sonoma	7,570	555,940
		6,035,237
Consumer Staples — 12.6%
Brown-Forman, Cl B	8,400	567,840
Casey’s General Stores	3,034	482,376
Coca-Cola	9,792	541,987
Costco Wholesale	1,808	531,407
General Mills	9,988	534,957
Hershey	3,569	524,572
Kellogg	8,036	555,769
Kimberly-Clark	3,887	534,657
McCormick	3,098	525,824
PepsiCo	3,883	530,690
Procter & Gamble	4,286	535,321
Sysco	6,433	550,279
Walmart	4,448	528,600
		6,944,279
Energy — 2.0%
Exxon Mobil	7,676	535,631
ONEOK	7,458	564,347
		1,099,978
Financials — 12.7%
Aflac	10,041	531,169
Ameriprise Financial	3,233	538,553
Assurant	4,046	530,350
BlackRock, Cl A	1,076	540,905
Brown & Brown	13,877	547,864
Cincinnati Financial	5,059	531,954

Schedule of Investments (Unaudited) December 31, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Eaton Vance	11,286	$526,943
Globe Life	5,158	542,880
Moody’s	2,302	546,518
RenaissanceRe Holdings	2,818	552,383
S&P Global	1,942	530,263
T Rowe Price Group	4,302	524,156
WR Berkley	7,599	525,091
		6,969,029
Health Care — 4.9%
Bristol-Myers Squibb	8,882	570,136
Chemed	1,222	536,776
Medtronic	4,705	533,782
STERIS	3,450	525,849
West Pharmaceutical Services	3,606	542,090
		2,708,633
Industrials — 21.7%
Carlisle	3,360	543,782
Cintas	2,080	559,686
Cummins	2,958	529,364
Dover	4,733	545,526
Eaton	5,731	542,840
Emerson Electric	7,103	541,675
Honeywell International	3,036	537,372
Hubbell, Cl B	3,625	535,848
IDEX	3,263	561,236
JB Hunt Transport Services	4,660	544,195
L3Harris Technologies	2,767	547,506
Lockheed Martin	1,377	536,176
Nordson	3,180	517,831
Northrop Grumman	1,545	531,434
Parker-Hannifin	2,635	542,336
Raytheon	2,454	539,242
Roper Technologies	1,539	545,160
Stanley Black & Decker	3,357	556,389
Toro	6,763	538,808
United Parcel Service, Cl B	4,536	530,984
United Technologies	3,627	543,180
Waste Management	4,775	544,159
		11,914,729
Information Technology — 6.9%
Analog Devices	4,601	546,783
Jack Henry & Associates	3,541	515,817
Microsoft	3,516	554,473
QUALCOMM	6,357	560,878
Texas Instruments	4,357	558,960

Schedule of Investments (Unaudited) December 31, 2019

KFA Large Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Visa, Cl A	2,923	$549,232
Western Union	19,813	530,592
		3,816,735
Materials — 6.9%
Air Products & Chemicals	2,299	540,242
Celanese, Cl A	4,256	523,999
Linde	2,592	551,836
PPG Industries	4,024	537,164
RPM International	7,150	548,834
Sherwin-Williams	922	538,024
Silgan Holdings	17,423	541,507
		3,781,606
Real Estate — 4.7%
Equity LifeStyle Properties †	7,404	521,168
Essex Property Trust †	1,711	514,771
Omega Healthcare Investors †	12,553	531,619
Realty Income †	7,014	516,441
WP Carey †	6,527	522,421
		2,606,420
Utilities — 12.0%
Alliant Energy	10,031	548,896
American Electric Power	5,757	544,094
Aqua America	11,754	551,733
CMS Energy	8,663	544,383
Edison International	7,462	562,709
Eversource Energy	6,560	558,059
MDU Resources Group	18,156	539,415
NextEra Energy	2,272	550,188
Sempra Energy	3,652	553,205
Southern	8,573	546,100
WEC Energy Group	5,974	550,982
Xcel Energy	8,593	545,570
		6,595,334
TOTAL COMMON STOCK
(Cost $50,845,628)		53,551,064
TOTAL INVESTMENTS — 97.4%
(Cost $50,845,628)		53,551,064
OTHER ASSETS LESS LIABILITIES – 2.6%		1,456,444
NET ASSETS - 100%		$55,007,508

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

Schedule of Investments (Unaudited) December 31, 2019

KFA Large Cap Quality Dividend Index ETF

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-017-0200

Schedule of Investments (Unaudited) December 31, 2019

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — 99.8%‡

UNITED STATES — 99.8%
Consumer Discretionary — 4.3%
Aaron’s	11,624	$663,847
Group 1 Automotive	6,607	660,700
		1,324,547
Consumer Staples — 13.4%
Calavo Growers	7,695	697,089
Inter Parfums	9,393	682,965
J&J Snack Foods	3,639	670,559
Lancaster Colony	4,335	694,034
Tootsie Roll Industries	19,158	654,054
Vector Group	51,020	683,158
		4,081,859
Financials — 13.8%
BancFirst	11,408	712,316
Community Bank System	10,065	714,011
RLI	7,470	672,449
Southside Bancshares	19,099	709,337
Tompkins Financial	7,801	713,792
United Bankshares	18,008	696,189
		4,218,094
Health Care — 9.2%
Atrion	968	727,452
Ensign Group	15,714	712,944
National HealthCare	8,021	693,255
Utah Medical Products	6,389	689,373
		2,823,024
Industrials — 15.8%
Brady, Cl A	11,833	677,558
Franklin Electric	12,283	704,061
Gorman-Rupp	18,619	698,213
Hillenbrand	20,864	694,980
Matthews International, Cl A	17,537	669,387
McGrath RentCorp	8,954	685,339
MSA Safety	5,415	684,239
		4,813,777
Information Technology — 4.7%
Badger Meter	11,201	727,281
Cass Information Systems	12,073	697,095
		1,424,376
Materials — 9.1%
Balchem	6,678	678,685

Schedule of Investments (Unaudited) December 31, 2019

KFA Small Cap Quality Dividend Index ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
HB Fuller	13,374	$689,697
Sensient Technologies	10,667	704,982
Stepan	7,002	717,285
		2,790,649
Real Estate — 6.7%
National Health Investors †	8,382	682,965
Universal Health Realty Income Trust †	5,606	657,920
Urstadt Biddle Properties, Cl A †	27,928	693,732
		2,034,617
Utilities — 22.8%
American States Water	7,915	685,756
Avista	14,502	697,401
Black Hills	8,922	700,734
California Water Service Group	13,202	680,695
Chesapeake Utilities	7,368	706,075
Middlesex Water	10,790	685,919
Northwest Natural Holding	10,058	741,577
NorthWestern	9,553	684,664
Portland General Electric	12,377	690,513
SJW Group	9,561	679,405
		6,952,739
TOTAL COMMON STOCK
(Cost $29,198,167)		30,463,682
TOTAL INVESTMENTS — 99.8%
(Cost $29,198,167)		30,463,682
OTHER ASSETS LESS LIABILITIES – 0.2%		67,872
NET ASSETS - 100%		$30,531,554

‡	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
†	Real Estate Investment Trust

Cl — Class

As of December 31, 2019, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-016-0200

Schedule of Investments (Unaudited) December 31, 2019

KFA Dynamic Fixed Income ETF

	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 99.0%
U.S. Treasury Notes
3.125%, 11/15/2028	$1,015,000	$1,116,778
2.875%, 08/15/2028	1,015,000	1,093,226
2.875%, 05/15/2028	1,040,000	1,121,657
2.750%, 02/15/2028	1,025,000	1,092,786
2.375%, 05/15/2029	1,025,000	1,066,120
2.375%, 05/15/2027	1,025,000	1,063,237
2.250%, 08/15/2027	1,030,000	1,059,411
1.625%, 08/15/2029	1,040,000	1,013,959
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,673,537)		8,627,174

TOTAL INVESTMENTS — 99.0%
(Cost $8,673,537)		8,627,174
OTHER ASSETS LESS LIABILITIES – 1.0%		84,729
NET ASSETS - 100%		$8,711,903

As of December 31, 2019, all of the Fund’s investments were considered Level 2 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended December 31, 2019, there have been no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

KRS-QH-019-0100